UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity® Money Market Central Fund

Semiannual Report March 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1 800 544 8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0506 431365.1.0 1.756671.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,021.70	$ .04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.89	$ .04

* Expenses are equal to the Fund’s annualized expense ratio of .0082%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	66.2	53.8	49.0
31 – 90	22.0	34.9	30.4
91 – 180	5.4	6.9	17.1
181 – 397	6.4	4.4	3.5
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Fidelity Money Market Central Fund	44 Days	41 Days	52 Days
All Taxable Money Market Funds
Average*	38 Days	38 Days	38 Days

*Source: iMoneyNet, Inc.

3 Semiannual Report

Investments March 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 2.5%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
AOL Time Warner, Inc.
4/15/06	4.20%	$ 525,000	$ 525,376
4/15/06	4.30	250,000	250,170
Conoco Funding Co.
10/15/06	4.89	5,165,000	5,179,762
Continental Cablevision, Inc.
5/15/06	4.73	600,000	602,545
Household Finance Corp.
1/30/07	4.84	7,000,000	7,050,945
PNC Funding Corp.
8/1/06	4.79	5,000,000	5,015,569
8/1/06	4.82	500,000	501,508
Sprint Capital Corp.
8/17/06	4.84	1,155,000	1,154,739
Verizon Wireless Capital LLC
12/15/06	4.90	970,000	973,095
TOTAL CORPORATE BONDS			21,253,709

Certificates of Deposit 23.0%

Domestic Certificates Of Deposit – 0.3%
AmSouth Bank NA, Birmingham
12/5/06	5.12	400,000	398,881
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (c)	2,000,000	1,999,925
			2,398,806
London Branch, Eurodollar, Foreign Banks – 8.8%
Calyon
2/12/07	5.00	5,000,000	5,000,000
Credit Agricole SA
5/15/06	4.70	5,000,000	4,998,454
Credit Industriel et Commercial
4/20/06	3.95	5,000,000	5,000,000
6/8/06	4.75	5,000,000	5,000,000
9/11/06	5.00	5,000,000	5,000,000
11/7/06	4.76	5,000,000	5,000,000
3/30/07	5.22	5,000,000	5,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	4

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
London Branch, Eurodollar, Foreign Banks – continued
Landesbank Hessen-Thuringen
5/8/06	4.67%	$ 5,000,000	$ 5,000,000
Societe Generale
4/28/06	4.00	10,000,000	10,000,000
5/10/06	4.80	10,000,000	10,000,000
11/7/06	4.91	5,000,000	5,000,000
12/6/06	4.80	5,000,000	5,000,000
			74,998,454
New York Branch, Yankee Dollar, Foreign Banks – 13.9%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/20/06	4.76	5,000,000	5,000,000
4/24/06	4.78	5,000,000	5,000,000
Barclays Bank PLC
5/10/06	4.80	25,000,000	25,000,000
BNP Paribas SA
10/30/06	4.81	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
4/18/06	4.83 (c)	9,000,000	9,000,000
Credit Suisse First Boston New York Branch
4/19/06	4.57 (c)	5,000,000	5,000,000
4/19/06	4.76 (c)	5,000,000	5,000,000
6/26/06	4.93 (c)	5,000,000	5,000,000
Deutsche Bank AG
6/5/06	4.80 (c)	5,000,000	5,000,000
2/5/07	4.90	5,000,000	5,000,000
Eurohypo AG
5/2/06	4.57	5,000,000	5,000,000
6/29/06	4.82 (a)	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	5,000,000	5,000,000
5/10/06	4.83	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (c)	10,000,000	9,999,608
Sumitomo Mitsui Banking Corp.
4/17/06	4.75	1,000,000	1,000,000
4/20/06	4.77	1,000,000	1,000,000
4/21/06	4.80	1,000,000	1,000,000
4/24/06	4.80	1,000,000	1,000,000
4/28/06	4.82	1,000,000	1,000,000
5/4/06	4.81	1,000,000	1,000,000

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
New York Branch, Yankee Dollar, Foreign Banks – continued
Toronto-Dominion Bank
4/7/06	3.86%	$ 5,000,000	$ 5,000,000
Unicredito Italiano Spa
5/12/06	4.69 (c)	5,000,000	4,999,916
			118,999,524

TOTAL CERTIFICATES OF DEPOSIT			196,396,784

Commercial Paper 13.6%

Bavaria TRR Corp.
4/20/06	4.78	5,000,000	4,987,439
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/3/06	4.53	10,000,000	9,997,506
4/4/06	4.53	2,000,000	1,999,252
Citigroup Funding, Inc.
4/26/06	4.82	5,000,000	4,983,333
Countrywide Financial Corp.
5/26/06	4.81	5,000,000	4,963,715
DaimlerChrysler NA Holding Corp.
4/13/06	4.83	1,000,000	998,397
4/19/06	4.86	1,000,000	997,580
4/20/06	4.87	1,000,000	997,440
4/27/06	4.89	1,000,000	996,483
Emerald (MBNA Credit Card Master Note Trust)
4/5/06	4.53	5,000,000	4,997,506
4/28/06	4.79	10,000,000	9,964,225
FCAR Owner Trust
4/4/06	4.50	5,000,000	4,998,146
4/4/06	4.52	5,000,000	4,998,142
7/18/06	4.76	5,000,000	4,930,250
9/25/06	5.08	5,000,000	4,878,313
Fortune Brands, Inc.
4/10/06	4.72	500,000	499,414
4/24/06	4.76	1,000,000	996,984
4/26/06	4.79	1,000,000	996,701
France Telecom SA
4/19/06	4.84 (b)	1,000,000	997,590
4/20/06	4.65 (b)	2,500,000	2,493,931
5/3/06	4.74 (b)	500,000	497,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
John Deere Capital Corp.
4/21/06	4.83%	$ 500,000	$ 498,664
5/1/06	4.81	1,000,000	996,017
5/1/06	4.82	1,000,000	996,008
5/5/06	4.87	1,000,000	995,419
Kellogg Co.
4/7/06	4.71	1,000,000	999,218
4/18/06	4.72	1,000,000	997,785
4/25/06	4.73	1,000,000	996,873
Nissan Motor Acceptance Corp.
5/30/06	4.84	1,000,000	992,166
Park Granada LLC
5/9/06	4.80	5,000,000	4,974,825
Skandinaviska Enskilda Banken AB
4/28/06	4.79 (c)	5,000,000	5,000,000
Strand Capital LLC
4/20/06	4.81	3,725,000	3,715,563
9/25/06	5.09	5,000,000	4,878,067
Stratford Receivables Co. LLC
4/11/06	4.74	5,000,000	4,993,444
4/27/06	4.80	5,000,000	4,982,721
The Walt Disney Co.
4/18/06	4.68	2,500,000	2,494,534
5/2/06	4.81	2,000,000	1,991,768
Viacom, Inc.
4/3/06	0.00 (b)	1,000,000	999,722
4/4/06	5.00 (b)	1,000,000	999,583
4/11/06	5.01 (b)	1,000,000	998,611
4/21/06	5.02 (b)	1,000,000	997,222
TOTAL COMMERCIAL PAPER			116,668,475

U.S. Treasury Obligations 0.5%

U.S. Treasury Bills – 0.5%
8/3/06	4.50	4,045,000	3,983,696

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Master Notes 2.7%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
Goldman Sachs Group, Inc.
4/10/06	4.74% (c)(e)	$ 5,000,000	$ 5,000,000
4/10/06	4.76 (c)(e)	5,000,000	5,000,000
4/11/06	4.78 (c)(e)	6,000,000	6,000,000
5/30/06	4.85 (c)(e)	7,000,000	7,000,000
TOTAL MASTER NOTES			23,000,000

Medium Term Notes 31.6%

AIG Matched Funding Corp.
4/3/06	4.54 (c)	5,000,000	5,000,000
4/11/06	4.57 (c)	5,000,000	5,000,000
4/23/06	4.62 (c)	5,000,000	5,000,000
6/15/06	4.93 (c)	5,000,000	5,000,000
Allstate Life Global Funding II
4/27/06	4.81 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
4/24/06	4.81 (b)(c)	9,000,000	9,000,000
Australia & New Zealand Banking Group Ltd.
4/24/06	4.78 (b)(c)	3,000,000	3,000,000
Bank of New York Co., Inc.
4/27/06	4.86 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (c)	5,000,000	5,000,000
5/19/06	4.78 (c)	5,000,000	5,000,000
BellSouth Corp.
4/26/06	4.26 (b)(c)	500,000	500,011
BMW U.S. Capital LLC
4/18/06	4.72 (c)	1,000,000	1,000,000
Commonwealth Bank of Australia
4/24/06	4.78 (c)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
4/18/06	4.76 (c)	2,000,000	1,999,909
Cullinan Finance Corp.
4/18/06	4.71 (b)(c)	5,000,000	4,999,728
GE Capital Assurance Co.
4/3/06	4.71 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp.
4/7/06	4.69 (c)	13,000,000	13,000,000
4/10/06	4.79 (c)	10,500,000	10,505,332

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
General Electric Capital Corp. – continued
4/18/06	4.85% (c)	$ 9,000,000	$ 9,002,165
HBOS Treasury Services PLC
6/26/06	5.00 (c)	5,000,000	5,000,000
Household Finance Corp.
6/22/06	4.99 (c)	10,000,000	10,001,852
HSBC Finance Corp.
4/6/06	4.65 (c)	20,000,000	20,000,000
4/24/06	4.84 (c)	3,000,000	3,000,000
HSH Nordbank AG
4/24/06	4.80 (b)(c)	3,000,000	3,000,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(e)	2,000,000	2,000,000
Links Finance LLC
6/23/06	4.87 (b)(c)	10,000,000	9,999,097
MBIA Global Funding LLC
4/18/06	4.56 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
4/18/06	4.73 (c)	5,000,000	5,000,000
Metropolitan Life Insurance Co.
4/6/06	4.67 (b)(c)	1,626,000	1,626,000
4/6/06	4.67 (b)(c)	1,000,000	1,000,000
Morgan Stanley
4/3/06	4.66 (c)	5,000,000	5,000,000
4/3/06	4.66 (c)	10,000,000	10,000,000
4/3/06	4.91 (c)	1,000,000	1,000,000
4/18/06	4.78 (c)	3,000,000	3,000,000
4/27/06	4.89 (c)	5,000,000	5,000,000
RACERS
4/24/06	4.79 (b)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
4/21/06	4.75 (b)(c)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	4.02 (b)	2,105,000	2,106,342
6/5/06	4.19 (b)	100,000	100,026
Security Life of Denver Insurance Co.
5/30/06	4.89 (c)(e)	1,000,000	1,000,000
SLM Corp.
4/25/06	4.79 (c)	10,000,000	10,001,172
Verizon Global Funding Corp.
6/15/06	5.02 (b)(c)	18,000,000	17,999,953

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
Washington Mutual Bank FA
4/18/06	4.73% (c)	$ 1,000,000	$ 1,000,000
Washington Mutual Bank, California
4/27/06	4.62 (c)	5,000,000	5,000,000
5/31/06	4.74 (c)	5,000,000	5,000,000
6/20/06	4.91 (c)	3,000,000	3,000,000
6/20/06	4.91 (c)	1,000,000	1,000,000
7/26/06	4.98 (c)	10,000,000	9,999,854
Wells Fargo & Co.
4/18/06	4.74 (c)	10,000,000	10,000,000
WestLB AG
4/10/06	4.74 (b)(c)	3,000,000	3,000,000
6/30/06	4.99 (b)(c)	4,000,000	4,000,000
TOTAL MEDIUM TERM NOTES			269,841,441

Short Term Notes 0.6%

New York Life Insurance Co.
4/3/06	4.66 (c)(e)	5,000,000	5,000,000

Asset Backed Securities 0.1%

Wind Trust
2/25/07	4.82 (b)(c)	1,000,000	1,000,000

Municipal Securities 3.4%

Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ.
of Georgia Athletic Assoc. Proj.) 4.75%, LOC Bank of
America NA, VRDN (c)		4,895,000	4,895,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series
C4, 3.93% 6/30/06		2,000,000	2,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.)
Series F2, 4.83% (AMBAC Insured), VRDN (c)		7,720,000	7,720,000
Hayes Green Beach Memorial Hosp. Corp. 4.93%, LOC
Fifth Third Bank, Cincinnati, VRDN (c)		3,350,000	3,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Securities continued
	Principal Amount	Value (Note 1)

Savannah College Art & Design, Inc. Series 2004 BD,
4.83%, LOC Bank of America NA, VRDN (c)	$ 11,179,987	$ 11,179,987

TOTAL MUNICIPAL SECURITIES		29,144,987

Repurchase Agreements 22.1%
	Maturity
	Amount

In a joint trading account (Collateralized by U.S. Government
Obligations) dated 3/31/06 due 4/3/06 at 4.88%	$ 441,179	441,000
With:
Banc of America Securities LLC at 5%, dated 3/31/06 due
4/3/06 (Collateralized by Mortgage Loan Obligations
valued at $44,100,001, 5.09% 6.39%, 7/14/20
2/25/36)	42,017,500	42,000,000
Citigroup Global Markets, Inc. at 4.93%, dated 3/31/06
due 4/3/06 (Collateralized by Commercial Paper
Obligations valued at $31,620,000, 0%, 4/25/06)	31,012,723	31,000,000
Goldman Sachs & Co. at 4.98%, dated:
2/22/06 due 5/23/06 (Collateralized by Mortgage Loan
Obligations valued at $17,340,000, 5.57%,
3/25/36) (c)(d)	17,211,650	17,000,000
3/31/06 due 4/3/06:
(Collateralized by Corporate Obligations valued at
$1,050,716, 1%, 12/15/33)	1,000,415	1,000,000
(Collateralized by Corporate Obligations valued at
$1,020,000, 4.93%, 10/25/35)	1,000,415	1,000,000
J.P. Morgan Securities, Inc. at 4.98%, dated 3/29/06 due
5/11/06 (Collateralized by Corporate Obligations valued
at $8,414,976, 8.75% – 8.88%, 5/15/31 -
3/15/32) (c)(d)	8,047,587	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
4.92%, dated 3/31/06 due 4/3/06 (Collateralized by
Mortgage Loan Obligations valued at $14,702,393,
5.75% – 5.95%, 8/5/18 – 11/25/35)	14,005,734	14,000,000
4.93%, dated 3/31/06 due 4/3/06 (Collateralized by
Commercial Paper Obligations valued at $13,260,976,
0%, 4/3/06 – 4/27/06)	13,005,335	13,000,000
5.01%, dated 1/23/06 due 4/21/06 (Collateralized by
Corporate Obligations valued at $10,514,975, 6.88% -
8.75%, 3/15/10 – 5/15/13) (c)(d)	10,122,467	10,000,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount
With: – continued
Morgan Stanley & Co. at 4.88%, dated 3/29/06 due
5/11/06 (Collateralized by Mortgage Loan Obligations
valued at $10,303,715, 0% – 7.5%, 11/25/08 -
1/27/36)	$10,058,289	$ 10,000,000
Wachovia Securities, Inc. at 4.94%, dated 3/31/06 due
4/3/06 (Collateralized by Mortgage Loan Obligations
valued at $42,840,000, 4.74%, 5.61%, 6/10/44
3/15/45)	42,017,290	42,000,000
TOTAL REPURCHASE AGREEMENTS		189,441,000

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $855,730,092)		855,730,092

NET OTHER ASSETS – (0.1)%		(557,218)
NET ASSETS 100%		$ 855,172,874

Security Type Abbreviations
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE

VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $91,315,734 or
10.7% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.
(d) The maturity amount is based on the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $36,000,000
or 4.2% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
GE Capital
Assurance Co.
4.71%, 4/3/06	7/28/05	$ 5,000,000
Goldman Sachs
Group, Inc.:
4.74%, 4/10/06	1/9/06	$ 5,000,000
4.76%, 4/10/06	11/10/05	$ 5,000,000
4.78%, 4/11/06	10/11/05	$ 6,000,000
4.85%, 5/30/06	8/26/04	$ 7,000,000
ING USA Annuity
& Life Insurance
Co. 5.03%,
6/26/06	6/23/05	$ 2,000,000
New York Life
Insurance Co.
4.66%, 4/3/06	2/28/02	$ 5,000,000
Security Life of
Denver Insurance
Co. 4.89%,
5/30/06	8/26/05	$ 1,000,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $34,915 of which $10,044, $7,239 and $17,632 will expire on September 30, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $189,441,000) See accompanying
schedule:
Unaffiliated issuers (cost $855,730,092)		$ 855,730,092
Cash		45,288
Interest receivable		3,165,664
Prepaid expenses		2,823
Total assets		858,943,867

Liabilities
Payable for investments purchased	$ 1,000,000
Distributions payable	2,748,813
Other payables and accrued expenses	22,180
Total liabilities		3,770,993

Net Assets		$ 855,172,874
Net Assets consist of:
Paid in capital		$ 855,328,026
Undistributed net investment income		21,315
Accumulated undistributed net realized gain (loss) on
investments		(176,467)
Net Assets, for 855,322,783 shares outstanding		$ 855,172,874
Net Asset Value, offering price and redemption price per
share ($855,172,874 ÷ 855,322,783 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Operations
	Six months ended March 31, 2006 (Unaudited)

Investment Income

Interest (including $63,063 from affiliated interfund
lending)		$ 18,717,675

Expenses
Independent trustees’ compensation	$ 1,771
Custodian fees and expenses	12,685
Audit	17,646
Legal	420
Insurance	2,418
Miscellaneous	601
Total expenses before reductions	35,541
Expense reductions	(1,567)	33,974

Net investment income		18,683,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		728
Net increase in net assets resulting from operations		$ 18,684,429

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31, 2006	September 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,683,701	$ 22,702,356
Net realized gain (loss)	728	(137,557)
Net increase in net assets resulting
from operations	18,684,429	22,564,799
Distributions to shareholders from net investment income .	(18,686,148)	(22,695,776)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	50,000,000	—
Reinvestment of distributions	3,790,202	3,520,914
Cost of shares redeemed	(20,000,000)	—
Net increase (decrease) in net assets and shares
resulting from share transactions	33,790,202	3,520,914
Total increase (decrease) in net assets	33,788,483	3,389,937

Net Assets
Beginning of period	821,384,391	817,994,454
End of period (including undistributed net investment
income of $21,315 and undistributed net investment
income of $23,762, respectively)	$ 855,172,874	$ 821,384,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights

	Six months ended
	March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	022	.028	.013	.014	.022	.054
Distributions from net
investment income	(.022)	(.028)	(.013)	(.014)	(.022)	(.054)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	2.17%	2.80%	1.27%	1.43%	2.24%	5.51%
Ratios to Average Net AssetsD
Expenses before
reductions	0082%A	.0077%	.0070%	.0073%	.0076%	.0095%
Expenses net of fee
waivers, if any	0082%A	.0077%	.0070%	.0073%	.0076%	.0095%
Expenses net of all
reductions	0078%A	.0076%	.0070%	.0073%	.0076%	.0094%
Net investment
income	4.31%A	2.77%	1.27%	1.42%	2.24%	5.40%
Supplemental Data
Net assets,
end of period
(000 omitted)	$ 855,173	$ 821,384	$ 817,994	$ 816,443	$ 765,618	$ 852,435

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

18

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$ —
Cost for federal income tax purposes	$ 855,730,092

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
Borrower or Lender	Balance	Interest Rate
Lender	$ 20,891,769	4.18%

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expense by $1,567.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

20

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Albert R. Gamper, Jr.
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Robert M. Gates
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
George H. Heilmeier
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Edward C. Johnson 3d
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Stephen P. Jonas
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Ned C. Lautenbach
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

William O. McCoy
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Robert L. Reynolds
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Cornelia M. Small
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

William S. Stavropoulos
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Kenneth L. Wolfe
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

A Denotes trust-wide proposal and voting results.

21 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

22

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

23 Semiannual Report

Fidelity® Ultra Short Central Fund

Semiannual Report March 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1 800 544 8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC SANN-0506 431656.1.0 1.771938.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Actual	$ 1,000.00	$ 1,023.00	$ .02
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.91	$ .02

* Expenses are equal to the Fund’s annualized expense ratio of .0041%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

26

Investment Changes

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2006
6 months ago
Years	1.6	1.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of March 31, 2006
6 months ago
Years	0.2	0.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

27 Semiannual Report

Investments March 31, 2006
Showing Percentage of Net Assets
Nonconvertible Bonds 5.0%
	Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.5%
DaimlerChrysler NA Holding Corp.:
5.3% 3/13/09 (d)	$ 9,650,000	$ 9,651,679
5.36% 9/10/07 (d)	16,665,000	16,712,662
Johnson Controls, Inc. 4.83% 1/17/08 (d)	12,045,000	12,060,104
		38,424,445
Media – 0.6%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,024,616
Cox Communications, Inc. (Reg. S) 5.45% 12/14/07 (d)	12,140,000	12,217,562
Liberty Media Corp. 6.41% 9/17/06 (d)	16,694,000	16,762,278
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,395,490
		45,399,946

TOTAL CONSUMER DISCRETIONARY		83,824,391

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Enterprise Products Operating LP 4% 10/15/07	12,585,000	12,311,931
FINANCIALS – 2.1%
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.6738%
10/21/08 (a)(d)	15,000,000	14,998,530
Wells Fargo & Co. 4.92% 3/10/08 (d)	16,600,000	16,606,740
		31,605,270
Consumer Finance – 0.4%
MBNA Capital I 8.278% 12/1/26	6,295,000	6,644,108
MBNA Europe Funding PLC 4.95% 9/7/07 (a)(d)	19,925,000	19,933,687
		26,577,795
Diversified Financial Services – 0.4%
Aspetuck Trust 4.72% 10/16/06 (d)(g)	17,585,000	17,743,793
CC Funding Trust I 6.9% 2/16/07	13,305,000	13,449,931
		31,193,724
Insurance – 0.1%
Oil Insurance Ltd. 4.865% 10/6/06 (a)(d)	6,710,000	6,706,222
Real Estate 0.3%
iStar Financial, Inc. 5.4669% 3/16/09 (d)	20,710,000	20,810,588
Thrifts & Mortgage Finance – 0.5%
Countrywide Financial Corp. 4.72% 4/11/07 (d)	11,025,000	11,034,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Nonconvertible Bonds continued
	Principal Amount	Value (Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp. 6.335% 6/29/07 (d)	$ 14,150,000	$ 14,255,304
Washington Mutual Bank 4.9% 8/25/08 (d)	16,325,000	16,334,485
		41,624,348

TOTAL FINANCIALS		158,517,947

TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.7%
Deutsche Telekom International Finance BV 5.12%
3/23/09 (d)	11,500,000	11,502,783
GTE Corp. 6.36% 4/15/06	9,000,000	9,002,259
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,293,100
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,987,634
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	9,957,059
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,646,881
		58,389,716
Wireless Telecommunication Services – 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	5,610,000	5,610,623

TOTAL TELECOMMUNICATION SERVICES		64,000,339

UTILITIES – 0.8%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,753,985
Independent Power Producers & Energy Traders – 0.1%
Duke Capital LLC 4.331% 11/16/06	12,460,000	12,389,638
Multi-Utilities – 0.6%
Dominion Resources, Inc. 5.2648% 9/28/07 (d)	17,150,000	17,164,698
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,212,133
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,322,006
Sempra Energy 4.75% 5/15/09	5,500,000	5,385,501
		44,084,338

TOTAL UTILITIES		64,227,961

TOTAL NONCONVERTIBLE BONDS
(Cost $383,093,473)		382,882,569

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments continued

U.S. Government Agency Obligations 0.8%
	Principal Amount	Value (Note 1)
Freddie Mac 0% 9/29/06 (c)
(Cost $57,422,085)	$ 58,700,000	$ 57,264,022

Asset Backed Securities 29.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.1181% 7/25/34 (d)	17,559,910	17,601,740
Series 2004-3 Class 2A4, 5.1681% 10/25/34 (d)	7,662,669	7,675,879
Series 2004-4 Class A2D, 5.1681% 1/25/35 (d)	2,359,873	2,365,996
Series 2005-1 Class M1, 5.2881% 4/25/35 (d)	11,280,000	11,325,214
ACE Securities Corp.:
Series 2002-HE1 Class M1, 5.4681% 6/25/32 (d)	1,842,987	1,863,531
Series 2002-HE2 Class M1, 5.6681% 8/25/32 (d)	18,631,213	18,650,060
Series 2003-HS1:
Class M1, 5.5681% 6/25/33 (d)	800,000	805,365
Class M2, 6.5681% 6/25/33 (d)	856,000	868,011
Series 2003-NC1 Class M1, 5.5981% 7/25/33 (d)	1,600,000	1,607,310
Series 2004-HE1:
Class M1, 5.3181% 2/25/34 (d)	2,193,000	2,200,180
Class M2, 5.9181% 2/25/34 (d)	2,475,000	2,492,267
Series 2004-OP1:
Class M1, 5.3381% 4/25/34 (d)	4,420,000	4,424,429
Class M2, 5.8681% 4/25/34 (d)	8,685,000	8,832,323
Series 2005-HE2:
Class M2, 5.2681% 4/25/35 (d)	1,803,000	1,809,238
Class M3, 5.2981% 4/25/35 (d)	1,040,000	1,045,658
Class M4, 5.4581% 4/25/35 (d)	1,340,000	1,347,189
Series 2005-HE3:
Class A2A, 4.9181% 5/25/35 (d)	3,675,448	3,675,924
Class A2B, 5.0281% 5/25/35 (d)	4,370,000	4,371,616
Series 2005-HE7 Class A2B, 4.9981% 11/25/35 (d)	25,000,000	24,999,780
Series 2005-SD1 Class A1, 5.2181% 11/25/50 (d)	1,810,519	1,812,710
Aegis Asset Backed Securities Trust Series 2004-2N
Class N1, 4.5% 4/25/34 (a)	199,209	198,942
Aesop Funding II LLC Series 2005-1A Class A2,
4.8363% 4/20/09 (a)(d)	8,800,000	8,800,697
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.1988% 3/15/10 (d)	5,000,000	5,023,079
Series 2004-1 Class B, 4.9988% 9/15/11 (d)	5,775,000	5,797,060
Series 2004-C Class C, 5.2488% 2/15/12 (a)(d)	12,639,679	12,669,171
Series 2005-1 Class A, 4.7788% 10/15/12 (d)	15,455,000	15,480,068
Series 2005-6 Class C, 4.9988% 3/15/11 (a)(d)	9,085,000	9,085,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Asset Backed Securities continued
		Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09		$ 20,380,693	$ 20,280,483
Series 2003-AM Class A4B, 5.1306% 11/6/09 (d)		8,628,757	8,644,688
Series 2003-BX Class A4B, 5.0406% 1/6/10 (d)		2,463,425	2,467,977
Series 2003-CF Class A3, 2.75% 10/9/07		620,313	620,034
Series 2005-1 Class C, 4.73% 7/6/10		15,500,000	15,236,545
Ameriquest Finance NIMS Trust Series 2004-RN9A Class
N1, 4.8% 11/25/34 (a)		1,086,806	1,083,181
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 5.5181% 8/25/32 (d)		173,581	173,604
Series 2003-1 Class M1, 5.7181% 2/25/33 (d)		5,837,814	5,864,998
Series 2003-11 Class M1, 5.5081% 1/25/34 (d)		2,995,000	3,022,709
Series 2003-3 Class M1, 5.6181% 3/25/33 (d)		1,213,418	1,220,503
Series 2003-6 Class M2, 6.6681% 5/25/33 (d)		2,750,000	2,793,172
Series 2003-AR1 Class M1, 5.9681% 1/25/33 (d)		7,000,000	7,036,317
Series 2004-R10:
Class M1, 5.5181% 11/25/34 (d)		4,665,000	4,691,422
Class M5, 5.9681% 11/25/34 (d)		3,095,000	3,137,927
Series 2004-R11 Class M1, 5.4781% 11/25/34 (d)	.	4,430,000	4,460,187
Series 2004-R2:
Class M1, 5.2481% 4/25/34 (d)		1,230,000	1,229,987
Class M2, 5.2981% 4/25/34 (d)		950,000	949,990
Class M3, 5.3681% 4/25/34 (d)		3,500,000	3,499,962
Class M4, 5.8681% 4/25/34 (d)		4,500,000	4,499,948
Series 2004-R7 Class M7, 6.5181% 8/25/34 (d)		5,000,000	5,068,209
Series 2004-R9:
Class A3, 5.1381% 10/25/34 (d)		2,859,000	2,859,783
Class M5, 6.2181% 10/25/34 (d)		1,165,000	1,185,597
Series 2005-R1:
Class M1, 5.2681% 3/25/35 (d)		5,710,000	5,729,743
Class M2, 5.2981% 3/25/35 (d)		1,925,000	1,931,185
Series 2005-R2 Class M1, 5.2681% 4/25/35 (d)		12,500,000	12,533,508
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.9181% 1/25/32 (d)		658,030	660,197
Series 2002-BC3 Class A, 5.1481% 6/25/32 (d)		1,828,033	1,833,676
Series 2002-BC6 Class M1, 5.5681% 8/25/32 (d)		24,900,000	25,037,869
Series 2002-BC7 Class M1, 5.6181% 10/25/32 (d)		10,000,000	10,019,269
ARG Funding Corp.:
Series 2005-1A Class A2, 4.8763% 4/20/09 (a)(d)		11,000,000	10,998,902
Series 2005-2A Class A2, 4.8863% 5/20/09 (a)(d)		5,200,000	5,199,465
Argent NIMS Trust Series 2004-WN9 Class A, 5.19%
10/25/34 (a)		201,543	201,171

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.6181% 9/25/33 (d)	$ 20,835,000	$ 21,114,931
Series 2003-W7 Class A2, 5.2081% 3/1/34 (d)	1,622,924	1,625,329
Series 2004-W11 Class M2, 5.5181% 11/25/34 (d)	3,860,000	3,903,614
Series 2004-W5 Class M1, 5.4181% 4/25/34 (d)	3,960,000	3,964,670
Series 2004-W7:
Class M1, 5.3681% 5/25/34 (d)	4,085,000	4,115,757
Class M2, 5.4181% 5/25/34 (d)	3,320,000	3,344,100
Class M5, 6.1681% 5/25/34 (d)	1,550,000	1,574,000
Arran Funding Ltd. Series 2005-A Class C, 5.0688%
12/15/10 (d)	26,765,000	26,756,971
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.6488% 4/15/33 (d)	9,880,981	9,910,583
Series 2003-HE3:
Class M1, 5.5788% 6/15/33 (d)	2,185,000	2,194,407
Class M2, 6.7488% 6/15/33 (d)	10,000,000	10,102,160
Series 2003-HE6 Class M1, 5.4681% 11/25/33 (d)	3,475,000	3,499,132
Series 2004-HE2 Class M1, 5.3681% 4/25/34 (d)	6,060,000	6,104,334
Series 2004-HE3:
Class M1, 5.3581% 6/25/34 (d)	1,450,000	1,461,773
Class M2, 5.9381% 6/25/34 (d)	3,350,000	3,394,004
Series 2004-HE6 Class A2, 5.1781% 6/25/34 (d)	11,431,637	11,453,540
Series 2005-HE1 Class M1, 5.3181% 3/25/35 (d)	4,460,000	4,480,266
Series 2005-HE2:
Class M1, 5.2681% 3/25/35 (d)	8,250,000	8,291,163
Class M2, 5.3181% 3/25/35 (d)	2,065,000	2,077,872
Series 2005-HE3 Class A4, 5.0181% 4/25/35 (d)	11,650,000	11,652,568
Series 2005-HE6 Class A2B, 5.0681% 7/25/35 (d)	10,000,000	10,024,007
Series 2005-HE8 Class M2, 5.2681% 11/25/35 (d)	2,105,000	2,114,530
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.1288% 12/15/09 (d)	20,655,000	20,712,882
Series 2002-C1 Class C1, 5.7088% 12/15/09 (d)	7,980,000	8,040,094
Series 2003-C4 Class C4, 5.7788% 2/15/11 (d)	14,910,000	15,160,736
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 5.2406% 5/28/44 (d)	6,363,357	6,375,577
Bayview Financial Asset Trust Series 2003-F Class A,
5.3206% 9/28/43 (d)	7,311,046	7,316,385
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 5.2706% 2/28/44 (d)	4,272,723	4,283,696
Bayview Financial Securities Co. LLC Series 2006-A
Class 2A1, 4.725% 11/28/45 (d)	22,434,389	22,434,241
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 5.2681% 9/25/35 (d)	3,079,572	3,080,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 5.3181% 2/25/35 (d)	$ 6,655,000	$ 6,682,601
Class M2, 5.5681% 2/25/35 (d)	2,430,000	2,447,270
Series 2005-HE5 Class 1A1, 4.9281% 6/25/35 (d)	5,175,240	5,175,801
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (a)	38,852	38,739
Series 2004-HE8N Class A1, 5% 9/25/34 (a)	807,527	804,640
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.2188% 6/15/10 (a)(d)	3,109,931	3,115,140
Series 2003-2 Class B, 5.0288% 1/15/09 (d)	1,544,810	1,546,440
Series 2005-1 Class B, 5.1238% 6/15/10 (d)	5,725,000	5,755,308
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.0288% 1/15/10 (d)	9,013,026	9,026,041
Series 2004-B Class A4, 4.8588% 8/15/11 (d)	16,300,000	16,303,436
Capital One Master Trust:
Series 1999-3 Class B, 5.2288% 9/15/09 (d)	5,000,000	4,999,596
Series 2001-1 Class B, 5.2588% 12/15/10 (d)	19,500,000	19,614,564
Series 2001-8A Class B, 5.2988% 8/17/09 (d)	9,585,000	9,601,626
Series 2002-4A Class B, 5.2488% 3/15/10 (d)	6,000,000	6,020,056
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.9188% 2/17/09 (d)	15,470,000	15,475,688
Series 2004-C1 Class C1, 3.4% 11/16/09	20,510,000	20,187,671
Capital Trust Ltd. Series 2004-1:
Class A2, 5.2263% 7/20/39 (a)(d)	2,968,000	2,972,990
Class B, 5.5263% 7/20/39 (a)(d)	1,550,000	1,563,060
Class C, 5.8763% 7/20/39 (a)(d)	1,994,000	2,008,783
Carrington Mortgage Loan Trust Series 2005-FRE1 Class
A2, 4.9981% 12/25/35 (d)	15,580,000	15,579,882
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 6.1256% 1/25/32 (d)	2,061,143	2,062,260
Series 2002-HE2 Class M1, 5.5181% 1/25/33 (d)	9,278,431	9,285,261
Series 2003-HE1 Class M1, 5.7181% 8/25/33 (d)	1,907,142	1,912,331
Series 2003-HE3 Class M1, 5.5181% 11/25/33 (d) .	2,254,989	2,280,058
Series 2004-HE2 Class M2, 6.0181% 7/26/34 (d)	2,345,000	2,366,537
Cendant Timeshare Receivables Funding LLC Series 2005
1A Class 2A2, 4.9563% 5/20/17 (a)(d)	7,269,599	7,258,397
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.2288% 3/16/09 (d)	1,305,000	1,307,674
Series 2003-6 Class C, 5.5488% 2/15/11 (d)	16,400,000	16,622,678
Series 2004-1 Class B, 4.9488% 5/15/09 (d)	4,105,000	4,104,700
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.35% 12/10/08 (d)	11,945,000	11,965,228

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Citibank Credit Card Issuance Trust: – continued
Series 2002-B1 Class B1, 4.8494% 6/25/09 (d)	$ 9,010,000	$ 9,033,190
Series 2002-C1 Class C1, 5.7% 2/9/09 (d)	17,500,000	17,612,665
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	17,785,000	18,099,497
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A,
5.2281% 12/25/33 (a)(d)	6,293,424	6,294,076
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.8588% 6/15/11 (d)	18,000,000	17,982,544
Class B, 5.1488% 6/15/11 (d)	2,280,000	2,281,167
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.2481% 5/25/33 (d)	889,081	890,745
Series 2003-BC1 Class M2, 6.8181% 9/25/32 (d)	11,065,000	11,133,008
Series 2003-SD3 Class A1, 5.2381% 12/25/32 (a)(d)	426,390	427,521
Series 2004-14 Class M1, 5.3281% 6/25/35 (d)	13,520,000	13,604,078
Series 2004-2 Class M1, 5.3181% 5/25/34 (d)	7,650,000	7,675,204
Series 2004-3:
Class 3A4, 5.0681% 8/25/34 (d)	271,040	271,249
Class M1, 5.3181% 6/25/34 (d)	1,475,000	1,480,405
Class M4, 5.7881% 4/25/34 (d)	4,000,000	4,015,773
Series 2004-4:
Class A, 5.1881% 8/25/34 (d)	1,292,274	1,293,584
Class M1, 5.2981% 7/25/34 (d)	3,650,000	3,670,285
Class M2, 5.3481% 6/25/34 (d)	6,885,000	6,911,293
Series 2005-1:
Class 1AV2, 5.0181% 7/25/35 (d)	8,780,000	8,782,811
Class M1, 5.2381% 8/25/35 (d)	3,525,000	3,531,259
Class MV1, 5.2181% 7/25/35 (d)	3,135,000	3,140,727
Class MV2, 5.2581% 7/25/35 (d)	3,765,000	3,776,019
Series 2005-AB1 Class A2, 5.0281% 8/25/35 (d)	17,520,000	17,529,216
Series 2005-BC1 Class 2A2, 5.0181% 5/25/35 (d)	7,915,773	7,918,192
Series 2005-IM1 Class A1, 4.9481% 11/25/35 (d)	10,101,326	10,101,984
CS First Boston Mortgage Securities Corp.:
Series 2003-6 Class M2, 6.4881% 2/25/34 (d)	920,000	939,357
Series 2003-8 Class A2, 5.2081% 4/25/34 (d)	777,568	780,047
Series 2004-FRE1:
Class A2, 5.1681% 4/25/34 (d)	96,697	96,697
Class M3, 5.4681% 4/25/34 (d)	5,885,000	5,884,938
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.0788% 5/16/11 (d)	8,155,000	8,197,806
Series 2005-1 Class B, 4.8988% 9/16/10 (d)	12,750,000	12,742,327
Series 2005-3 Class B, 4.9388% 5/15/11 (d)	18,000,000	17,996,078
Series 2006-1 Class B1, 4.8988% 8/16/11 (d)	14,629,000	14,633,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 5.4149% 5/28/35 (d)	$ 1,873,863	$ 1,874,514
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 5.4981% 11/25/33 (d)	300,483	300,729
Class M2, 6.5681% 11/25/33 (d)	700,000	707,129
Series 2004-1 Class M2, 5.9181% 1/25/35 (d)	3,700,000	3,702,488
Series 2004-2 Class M2, 5.9681% 7/25/34 (d)	9,890,000	9,889,915
Series 2004-3 Class M5, 6.2681% 8/25/34 (d)	2,000,000	2,032,920
Series 2005-2 Class 2A1, 4.9381% 12/25/35 (d)	13,165,007	13,166,383
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class A2A, 4.9081% 3/25/35 (d)	2,940,180	2,940,611
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.3681% 3/25/34 (d)	400,000	401,095
Class M4, 5.7181% 3/25/34 (d)	300,000	302,263
First Franklin NIMS Trust Series 2004-FF4A Class N,
5.75% 6/25/34 (a)	421,928	421,218
First USA Credit Card Master Trust Series 2001-4 Class
B, 5.0981% 1/12/09 (d)	15,000,000	15,002,526
Ford Credit Auto Owner Trust Series 2003-B Class B2,
5.1788% 10/15/07 (d)	19,600,000	19,633,020
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 4.8988% 5/15/10 (d)	9,590,000	9,588,863
Class B, 5.1888% 5/15/10 (d)	2,625,000	2,628,427
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 5.0381% 2/25/34 (d)	416,916	416,995
Class M1, 5.2681% 2/25/34 (d)	750,000	751,035
Class M2, 5.3181% 2/25/34 (d)	800,000	801,543
Series 2004-B Class M1, 5.3981% 5/25/34 (d)	1,695,000	1,702,961
Series 2004-C Class 2A2, 5.3681% 8/25/34 (d)	10,000,000	10,058,398
Series 2004-D Class 3A2, 5.0981% 11/25/34 (d)	1,472,265	1,475,249
Series 2005-2 Class 2A1, 4.9281% 6/25/35 (d)	8,110,207	8,109,827
Series 2005 A:
Class 2A2, 5.0581% 2/25/35 (d)	9,514,650	9,521,872
Class M1, 5.2481% 1/25/35 (d)	1,603,000	1,611,661
Class M2, 5.2781% 1/25/35 (d)	2,325,000	2,335,089
Class M3, 5.3081% 1/25/35 (d)	1,250,000	1,256,845
Class M4, 5.4981% 1/25/35 (d)	925,000	933,804
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	1,057,665	1,055,021

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
GE Business Loan Trust Series 2003-1 Class A, 5.1788%
4/15/31 (a)(d)	$ 4,561,347	$ 4,584,109
GE Capital Credit Card Master Note Trust Series 2005-2:
Class A, 4.7588% 6/15/11 (d)	30,000,000	29,996,343
Class B, 4.9488% 6/15/11 (d)	6,475,000	6,478,193
Gracechurch Card Funding PLC:
Series 11 Class C, 5.0288% 11/15/10 (d)	20,510,000	20,509,795
Series 5:
Class B, 4.9788% 8/15/08 (d)	1,520,000	1,519,832
Class C, 5.6788% 8/15/08 (d)	5,580,000	5,589,161
Series 6 Class B, 4.9388% 2/17/09 (d)	1,030,000	1,030,463
Series 8 Class C, 5.0788% 6/15/10 (d)	18,450,000	18,465,965
Series 9:
Class B, 4.8988% 9/15/10 (d)	3,560,000	3,559,964
Class C, 5.0588% 9/15/10 (d)	13,000,000	12,999,870
GSAMP Trust:
Series 2002-HE Class M1, 6.0263% 11/20/32 (d)	2,882,888	2,895,586
Series 2002-NC1 Class A2, 5.1381% 7/25/32 (d)	54,777	55,308
Series 2003-FM1 Class M1, 5.5963% 3/20/33 (d)	12,735,683	12,792,018
Series 2004-FM1:
Class M1, 5.4681% 11/25/33 (d)	2,865,000	2,864,970
Class M2, 6.2181% 11/25/33 (d)	1,975,000	2,003,329
Series 2004-FM2:
Class M1, 5.3181% 1/25/34 (d)	3,495,567	3,495,531
Class M2, 5.9181% 1/25/34 (d)	1,500,000	1,499,984
Class M3, 6.1181% 1/25/34 (d)	1,500,000	1,499,985
Series 2004-HE1:
Class M1, 5.3681% 5/25/34 (d)	4,045,000	4,044,951
Class M2, 5.9681% 5/25/34 (d)	1,750,000	1,770,199
Series 2004-HE1N Class N1, 5% 5/25/34 (a)	1,029,932	1,027,357
Series 2005-9 Class 2A1, 4.9381% 8/25/35 (d)	11,637,079	11,623,458
Series 2005-HE2 Class M, 5.2481% 3/25/35 (d)	8,780,000	8,811,862
Series 2005-MTR1 Class A1, 4.9581% 10/25/35 (d)	15,945,292	15,945,292
Series 2005-NC1 Class M1, 5.2681% 2/25/35 (d)	9,010,000	9,047,892
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.8981% 5/25/30 (a)(d)	14,000,000	13,960,660
Home Equity Asset Trust:
Series 2002-2 Class M1, 5.6181% 6/25/32 (d)	10,000,000	10,002,200
Series 2002-3 Class A5, 5.2581% 2/25/33 (d)	2,763	2,766
Series 2002-5 Class M1, 6.0181% 5/25/33 (d)	11,435,329	11,488,182
Series 2003-1 Class M1, 5.8181% 6/25/33 (d)	6,529,228	6,542,341
Series 2003-2 Class M1, 5.6981% 8/25/33 (d)	1,861,177	1,877,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: – continued
Series 2003-3:
Class A2, 5.1781% 8/25/33 (d)	$ 416,974	$ 417,381
Class M1, 5.6781% 8/25/33 (d)	8,185,000	8,226,870
Series 2003-4:
Class M1, 5.6181% 10/25/33 (d)	3,415,000	3,431,092
Class M2, 6.7181% 10/25/33 (d)	4,040,000	4,071,747
Series 2003-5:
Class A2, 5.1681% 12/25/33 (d)	1,611,398	1,612,667
Class M1, 5.5181% 12/25/33 (d)	3,175,000	3,191,341
Class M2, 6.5481% 12/25/33 (d)	3,235,000	3,277,567
Series 2003-7 Class A2, 5.1981% 3/25/34 (d)	1,017,258	1,017,928
Series 2003-8 Class M1, 5.5381% 4/25/34 (d)	4,585,000	4,630,617
Series 2004-1 Class M1, 5.4481% 6/25/34 (d)	10,115,000	10,240,813
Series 2004-2 Class A2, 5.1081% 7/25/34 (d)	2,056,333	2,057,985
Series 2004-3:
Class M1, 5.3881% 8/25/34 (d)	2,015,000	2,027,175
Class M2, 6.0181% 8/25/34 (d)	2,200,000	2,232,419
Series 2004-4 Class A2, 5.1381% 10/25/34 (d)	4,678,365	4,689,338
Series 2004-6 Class A2, 5.1681% 12/25/34 (d)	6,075,441	6,087,442
Series 2004-7 Class A3, 5.2081% 1/25/35 (d)	6,311,447	6,339,808
Series 2005-1:
Class M1, 5.2481% 5/25/35 (d)	9,705,000	9,730,315
Class M2, 5.2681% 5/25/35 (d)	5,780,000	5,797,445
Class M3, 5.3181% 5/25/35 (d)	5,845,000	5,863,542
Series 2005-2:
Class 2A2, 5.0181% 7/25/35 (d)	13,170,000	13,174,054
Class M1, 5.2681% 7/25/35 (d)	10,085,000	10,108,878
Series 2005-3 Class M1, 5.2281% 8/25/35 (d)	9,450,000	9,466,723
Series 2005-5 Class 2A2, 5.0681% 11/25/35 (d)	15,000,000	15,033,690
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 5.0388% 8/15/08 (d)	10,000,000	10,001,721
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.1063% 9/20/33 (d)	1,852,517	1,854,620
Class M, 5.3563% 9/20/33 (d)	871,145	872,463
Series 2004-1 Class M, 5.2963% 9/20/33 (d)	1,775,909	1,782,087
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.1263% 2/20/34 (d)	2,454,470	2,457,524
Class M, 5.2763% 2/20/34 (d)	1,483,981	1,485,826
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 5.2988% 1/18/11 (d)	8,850,000	8,865,194

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.9188% 1/18/11 (d)	$ 9,000,000	$ 9,006,975
Class B, 5.2988% 1/18/11 (d)	14,275,000	14,329,202
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.03% 1/20/35 (d)	2,262,614	2,265,261
Class M2, 5.06% 1/20/35 (d)	1,694,329	1,698,454
Series 2005-3:
Class A1, 4.83% 1/20/35 (d)	5,713,934	5,715,554
Class M1, 4.99% 1/20/35 (d)	3,342,651	3,345,547
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.9888% 12/17/07 (d)	19,061	19,061
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.0681% 6/25/35 (d)	6,442,018	6,443,150
Class M1, 5.2881% 6/25/35 (d)	4,100,000	4,108,525
Keycorp Student Loan Trust Series 1999-A Class A2,
5.29% 12/27/09 (d)	13,272,480	13,314,862
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.6381% 6/25/33 (d)	18,041,302	18,106,326
Series 2003-3 Class M1, 5.5681% 7/25/33 (d)	7,711,118	7,751,615
Series 2004-2:
Class M1, 5.3481% 6/25/34 (d)	4,275,000	4,283,461
Class M2, 5.8981% 6/25/34 (d)	1,400,000	1,412,806
Series 2005-2 Class 2A2, 4.9981% 4/25/35 (d)	12,000,000	12,004,306
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 5.5481% 4/25/33 (d)	2,400,273	2,417,743
Class M2, 6.6681% 4/25/33 (d)	1,500,000	1,526,700
Series 2004-FRE1 Class M1, 5.3681% 7/25/34 (d)	5,223,000	5,249,074
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.1238% 10/15/08 (d)	30,000,000	30,005,223
Series 2001-B2 Class B2, 5.1088% 1/15/09 (d)	30,353,000	30,366,216
Series 2002-B2 Class B2, 5.1288% 10/15/09 (d)	20,000,000	20,060,260
Series 2002-B4 Class B4, 5.2488% 3/15/10 (d)	14,800,000	14,885,249
Series 2003-B2 Class B2, 5.1388% 10/15/10 (d)	1,530,000	1,539,501
Series 2003-B3 Class B3, 5.1238% 1/18/11 (d)	1,130,000	1,135,621
Series 2003-B5 Class B5, 5.1188% 2/15/11 (d)	705,000	709,537
Series 2005-C3 Class C, 5.0188% 3/15/11 (d)	22,170,000	22,220,605
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (d)	7,800,000	7,835,019
Series 1998-G Class B, 5.1488% 2/17/09 (d)	20,000,000	20,006,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.3181% 7/25/34 (d)	$ 2,125,000	$ 2,124,978
Class M2, 5.3681% 7/25/34 (d)	375,000	374,996
Class M3, 5.7681% 7/25/34 (d)	775,000	774,992
Class M4, 5.9181% 7/25/34 (d)	525,000	525,929
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 5.5181% 7/25/34 (d)	2,321,000	2,338,423
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class
N1, 4.75% 6/25/35 (a)	597,333	593,401
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.8181% 4/25/33 (d)	2,800,000	2,816,035
Series 2003-NC6 Class M2, 6.7681% 6/27/33 (d)	12,835,000	13,095,862
Series 2003-NC7 Class M1, 5.5181% 6/25/33 (d)	1,738,438	1,744,653
Series 2003-NC8 Class M1, 5.5181% 9/25/33 (d)	2,350,000	2,361,039
Series 2004-HE6 Class A2, 5.1581% 8/25/34 (d)	4,207,367	4,221,389
Series 2004-NC2 Class M1, 5.3681% 12/25/33 (d) .	2,595,000	2,612,136
Series 2004-NC6 Class A2, 5.1581% 7/25/34 (d)	1,885,434	1,891,234
Series 2005-1 Class M2, 5.2881% 12/25/34 (d)	4,425,000	4,444,928
Series 2005-HE1:
Class A3B, 5.0381% 12/25/34 (d)	2,965,981	2,968,685
Class M1, 5.2681% 12/25/34 (d)	1,100,000	1,105,935
Class M2, 5.2881% 12/25/34 (d)	2,970,000	2,984,458
Series 2005-HE2:
Class M1, 5.2181% 1/25/35 (d)	2,665,000	2,678,853
Class M2, 5.2581% 1/25/35 (d)	1,900,000	1,906,322
Series 2005-NC1:
Class M1, 5.2581% 1/25/35 (d)	2,425,000	2,439,908
Class M2, 5.2881% 1/25/35 (d)	2,425,000	2,436,052
Class M3, 5.3281% 1/25/35 (d)	2,425,000	2,440,433
Series 2005-NC2 Class B1, 5.9881% 3/25/35 (d)	3,000,000	3,012,219
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.0931% 2/25/32 (d)	1,047,547	1,048,107
Series 2001-NC4 Class M1, 5.8181% 1/25/32 (d)	2,622,023	2,623,841
Series 2002-AM3 Class A3, 5.3081% 2/25/33 (d)	705,709	707,659
Series 2002-HE1 Class M1, 5.4181% 7/25/32 (d)	5,860,000	5,917,970
Series 2002-HE2 Class M1, 5.5181% 8/25/32 (d)	9,925,000	9,941,717
Series 2002-NC3 Class A3, 5.1581% 8/25/32 (d)	147,864	148,022
Series 2002-OP1 Class M1, 5.5681% 9/25/32 (d)	3,894,745	3,898,271
Series 2003-NC1 Class M1, 5.8681% 11/25/32 (d) .	2,391,382	2,401,622
New Century Home Equity Loan Trust:
Series 2003-1 Class M2, 6.8681% 2/25/33 (d)	4,960,000	4,987,409
Series 2003-6 Class M1, 5.5381% 1/25/34 (d)	9,135,000	9,213,628

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust: – continued
Series 2005-1:
Class M1, 5.2681% 3/25/35 (d)	$ 4,395,000	$ 4,406,925
Class M2, 5.2981% 3/25/35 (d)	4,395,000	4,413,149
Class M3, 5.3381% 3/25/35 (d)	2,120,000	2,132,986
Series 2005-4 Class M2, 5.3281% 9/25/35 (d)	9,815,000	9,858,020
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.8888% 6/15/09 (d)	5,715,560	5,717,667
Series 2004-A Class A4A, 4.8188% 6/15/10 (d)	10,570,000	10,577,701
Series 2005-A Class A4, 4.7988% 8/15/11 (d)	17,595,000	17,593,615
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.2681% 6/25/34 (d)	1,450,000	1,451,210
Class M4, 5.7931% 6/25/34 (d)	2,435,000	2,451,303
Ocala Funding LLC Series 2005-1A Class A, 6.2763%
3/20/10 (a)(d)	3,675,000	3,675,000
Option One Mortgage Loan Trust Series 2004-3 Class
M3, 5.4681% 11/25/34 (d)	2,365,000	2,370,287
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.9381% 6/25/36 (d)	11,686,624	11,688,370
Series 2005-4 Class A2A1, 4.9381% 8/25/36 (d)	14,133,766	14,134,661
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.4481% 9/25/34 (d)	3,745,000	3,788,000
Class M2, 5.4981% 9/25/34 (d)	1,755,000	1,770,449
Class M3, 6.0681% 9/25/34 (d)	3,355,000	3,397,140
Class M4, 6.2681% 9/25/34 (d)	4,700,000	4,757,539
Series 2004-WCW2:
Class A2, 5.1981% 10/25/34 (d)	3,872,574	3,879,741
Class M3, 5.3681% 7/25/35 (d)	2,755,000	2,768,828
Series 2004-WWF1:
Class M2, 5.4981% 2/25/35 (d)	11,060,000	11,153,456
Class M3, 5.5581% 2/25/35 (d)	1,370,000	1,385,701
Series 2005-WCH1:
Class A3B, 5.0381% 1/25/35 (d)	2,241,706	2,244,054
Class M2, 5.3381% 1/25/35 (d)	4,175,000	4,193,777
Class M3, 5.3781% 1/25/35 (d)	3,290,000	3,312,506
Class M5, 5.6981% 1/25/35 (d)	3,095,000	3,123,654
Series 2005-WHQ2 Class M7, 6.0681% 5/25/35 (d)	7,690,000	7,719,886
People’s Choice Home Loan Securities Trust Series
2005-2 Class A1, 4.9281% 9/25/24 (d)	812,794	812,836
Providian Master Note Trust:
Series 2005-2 Class C2, 5.2488% 11/15/12 (a)(d)	17,800,000	17,799,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Providian Master Note Trust: – continued
Series 2006-C1A Class C1, 5.2481% 3/16/15 (a)(d)	$ 12,585,000	$ 12,585,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 6.6181% 10/25/33 (d) .	1,622,000	1,652,413
Series 2004-RS10 Class MII2, 6.0681% 10/25/34 (d)	5,500,000	5,598,803
Series 2005-SP2 Class 1A1, 4.9681% 5/25/44 (d)	9,921,782	9,923,222
Residential Asset Securities Corp. Series 2005-KS7 Class
A1, 4.9181% 8/25/35 (d)	6,944,744	6,945,095
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 5.2181% 4/25/33 (d)	183,206	183,674
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.3481% 3/25/35 (d)	4,415,000	4,423,514
Series 2004-2 Class MV1, 5.3981% 8/25/35 (d)	4,495,000	4,513,925
Series 2005-1 Class A2B, 5.0381% 5/25/35 (d)	16,056,000	16,065,955
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 5.3381% 2/25/34 (d)	2,910,000	2,918,414
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M2, 6.4181% 8/25/34 (d)	2,140,000	2,164,186
Series 2003-BC4 Class M1, 5.4181% 11/25/34 (d) .	1,810,000	1,821,921
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.5181% 8/25/33 (d)	9,005,000	9,032,710
Series 2004-8 Class M5, 5.9681% 9/25/34 (d)	2,395,000	2,426,365
Series 2005-1 Class M4, 5.5781% 2/25/35 (a)(d)	3,990,000	4,060,224
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.1781% 2/25/34 (d)	624,298	624,292
Series 2005-5N Class 3A1A, 5.1181% 11/25/35 (d)	15,454,759	15,466,860
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.1988% 3/15/11 (a)(d)	10,835,000	10,884,093
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.9488% 6/15/10 (d)	6,840,000	6,853,640
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.2481% 9/25/34 (d)	886,234	889,900
Series 2003-6HE Class A1, 5.2881% 11/25/33 (d)	855,249	856,949
Series 2005-14HE Class AF1, 4.9581% 8/25/36 (d) .	6,166,377	6,166,332
Series 2005-8HE Class A1, 4.9381% 7/25/35 (a)(d)	3,767,774	3,768,265
Washington Mutual Mortgage Securities Corp. Series
2006-AR4 Class 1A1C, 5.0594% 5/25/46 (b)(d)	4,315,000	4,315,000

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments continued

Asset Backed Securities continued
	Principal Amount	Value (Note 1)
Wells Fargo Home Equity Trust Series 2004-7A Class A,
4.75% 8/27/34 (a)	$ 312,562	$ 311,999
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (a)(d)	22,670,000	22,663,199
TOTAL ASSET BACKED SECURITIES
(Cost $2,228,676,940)		2,233,267,232

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 11.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.2181% 2/25/35 (d)	5,488,970	5,502,895
Series 2004-4 Class 5A2, 5.2181% 3/25/35 (d)	2,123,516	2,127,253
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (d)	3,930,955	3,918,264
Series 2005-10:
Class 5A1, 5.0781% 1/25/36 (d)	12,364,623	12,372,042
Class 5A2, 5.1381% 1/25/36 (d)	568,773	569,114
Series 2005-2:
Class 6A2, 5.0981% 6/25/35 (d)	1,623,515	1,625,119
Class 6M2, 5.2981% 6/25/35 (d)	10,145,000	10,161,638
Series 2005-3 Class 8A2, 5.0581% 7/25/35 (d)	12,069,516	12,092,425
Series 2005-4 Class 7A2, 5.0481% 8/25/35 (d)	5,550,483	5,568,494
Series 2005-8 Class 7A2, 5.0981% 11/25/35 (d)	5,903,249	5,920,324
American Home Mortgage Investment Trust floater Series
2005-4 Class 1A1, 5.1081% 3/25/35 (d)	10,448,408	10,465,551
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.125% 8/25/35 (d)	15,820,692	15,674,046
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.0981% 1/25/35 (d)	14,848,685	14,872,234
Series 2005-2 Class 1A1, 5.0681% 3/25/35 (d)	9,800,497	9,802,405
Series 2005-5 Class 1A1, 5.0381% 7/25/35 (d)	13,437,638	13,436,430
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 5.2181%
5/25/33 (d)	3,850,373	3,853,628
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.2181% 3/25/34 (d)	2,350,557	2,350,046
Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (d)	1,147,602	1,148,543
Series 2004-AR4 Class 5A2, 5.1881% 5/25/34 (d)	1,255,127	1,254,386
Series 2004-AR5 Class 11A2, 5.1881% 6/25/34 (d)	1,815,523	1,812,170
Series 2004-AR6 Class 9A2, 5.1881% 10/25/34 (d)	2,422,259	2,426,897
Series 2004-AR7 Class 6A2, 5.1981% 8/25/34 (d)	3,532,542	3,539,850
Series 2004-AR8 Class 8A2, 5.1981% 9/25/34 (d)	2,563,023	2,569,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
Private Sponsor continued
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.1081%
11/25/35 (d)	$ 6,930,035	$ 6,952,192
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 5.5638% 12/25/34 (d)	1,901,205	1,900,235
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 4.6045% 10/11/41 (a)(d)	9,875,000	9,873,914
Class CB, 4.8145% 10/11/41 (a)(d)	2,100,000	2,099,769
Class DB, 5.0045% 10/11/41 (a)(d)	8,485,000	8,483,982
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.01% 12/21/24 (d)	5,300,000	5,299,311
Class B1, 5.06% 12/20/54 (d)	7,050,000	7,048,590
Class M1, 5.16% 12/20/54 (d)	5,300,000	5,298,940
Series 2005-2 Class C1, 5.27% 12/20/54 (d)	7,975,000	7,980,583
Series 2005-4:
Class C1, 5.2% 12/20/54 (d)	12,100,000	12,096,219
Class M2, 5.05% 12/20/54 (d)	6,500,000	6,497,969
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(d)	5,800,000	5,797,042
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.051% 1/20/43 (d)	2,285,000	2,330,700
Series 2003-3 Class 1C, 6.051% 1/20/44 (d)	4,590,000	4,706,184
Series 2004-1:
Class 1B, 5.14% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 5.83% 3/20/44 (d)	9,705,000	9,717,131
Class 1M, 5.34% 3/20/44 (d)	4,935,000	4,938,084
Series 2004-2:
Class 1A2, 5% 6/20/28 (d)	1,913,176	1,913,208
Class 1B, 5.1% 6/20/44 (d)	361,743	361,769
Class 1C, 5.63% 6/20/44 (d)	1,316,938	1,318,100
Class 1M, 5.21% 6/20/44 (d)	967,501	967,501
Series 2004-3:
Class 1B, 5.09% 9/20/44 (d)	1,425,430	1,425,772
Class 1C, 5.52% 9/20/44 (d)	5,396,272	5,403,826
Class 1M, 5.2% 9/20/44 (d)	814,532	814,857
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.9963% 5/19/35 (d)	9,912,288	9,923,284
Holmes Financing No. 7 PLC floater Series 2 Class M,
5.4% 7/15/40 (d)	2,560,000	2,573,046
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (d)	25,000,000	25,006,270
Class B, 4.77% 7/15/40 (d)	2,695,000	2,693,922
Class C, 5.32% 7/15/40 (d)	10,280,000	10,303,644

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
Private Sponsor continued
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
4.9081% 8/25/35 (d)	$ 3,283,345	$ 3,283,856
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 5.2681% 10/25/34 (d)	3,171,951	3,185,405
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.1881% 3/25/35 (d)	5,875,822	5,882,096
Series 2004-6 Class 1A2, 5.2081% 10/25/34 (d)	2,437,853	2,444,358
Series 2005-1:
Class M1, 5.2781% 4/25/35 (d)	2,387,430	2,391,866
Class M2, 5.3181% 4/25/35 (d)	4,179,684	4,186,828
Class M3, 5.3481% 4/25/35 (d)	1,025,586	1,026,600
Class M4, 5.5681% 4/25/35 (d)	605,264	606,103
Class M5, 5.5881% 4/25/35 (d)	605,264	605,700
Class M6, 5.6381% 4/25/35 (d)	968,421	968,477
Series 2005-2 Class 1A2, 5.1281% 4/25/35 (d)	10,076,435	10,078,010
Series 2005-3 Class A1, 5.0581% 8/25/35 (d)	11,718,003	11,712,381
Series 2005-4 Class 1B1, 6.1181% 5/25/35 (d)	4,044,899	4,028,467
Series 2005-6 Class 1M3, 5.4281% 10/25/35 (d)	2,985,504	2,985,504
Series 2005-7:
Class M1, 5.2981% 11/25/35 (d)	1,656,466	1,657,781
Class M2, 5.3381% 11/25/35 (d)	1,243,523	1,245,622
Class M3, 5.4381% 11/25/35 (d)	6,208,227	6,228,826
Class M4, 5.4781% 11/25/35 (d)	2,974,130	2,970,683
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9645% 11/25/35 (d)	2,155,000	2,107,096
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9706% 9/26/45 (a)(d)	11,814,192	11,827,114
Lehman XS Trust Series 2006-06N Class A1, 0%
5/25/46 (b)(h)	19,925,000	19,925,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 5.0881%
3/25/35 (d)	5,243,656	5,255,467
Series 2004-6 Class 4A2, 4.1464% 7/25/34 (d)	2,107,186	2,097,956
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.2081% 3/25/28 (d)	5,181,921	5,208,379
Series 2003-B Class A1, 5.1581% 4/25/28 (d)	5,309,573	5,340,435
Series 2003-D Class A, 5.1281% 8/25/28 (d)	4,905,240	4,913,274
Series 2003-E Class A2, 5.2938% 10/25/28 (d)	6,080,223	6,103,113
Series 2003-F Class A2, 4.43% 10/25/28 (d)	7,572,720	7,584,190
Series 2004-A Class A2, 4.34% 4/25/29 (d)	6,952,884	6,958,513
Series 2004-B Class A2, 4.83% 6/25/29 (d)	5,587,124	5,575,176
Series 2004-C Class A2, 5.01% 7/25/29 (d)	7,614,046	7,595,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: -
continued
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	$ 6,023,975	$ 6,033,660
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	5,229,656	5,232,314
Class A2D, 4.64% 11/25/29 (d)	1,216,199	1,221,104
Series 2004-G Class A2, 5.01% 11/25/29 (d)	2,559,246	2,559,343
Series 2005-A Class A2, 5.2138% 2/25/30 (d)	7,142,025	7,146,412
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 5.6681% 10/25/32 (d)	768,036	769,559
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.1881% 12/25/34 (d)	3,944,928	3,952,942
Class A2, 5.2681% 12/25/34 (d)	5,336,838	5,365,937
Series 2005-2 Class 1A1, 5.0781% 5/25/35 (d)	4,188,775	4,187,179
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.1081% 7/25/35 (d)	16,429,231	16,444,633
Series 2005-5 Class 1A1B, 5.0181% 11/25/35 (d)	7,595,000	7,595,000
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.93% 6/10/42 (d)	4,845,000	4,870,929
Permanent Financing No. 4 PLC floater Series 2 Class C,
5.6% 6/10/42 (d)	15,400,000	15,475,814
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.53% 6/10/42 (d)	4,215,000	4,232,282
Series 3 Class C, 5.7% 6/10/42 (d)	8,890,000	8,967,343
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 5.33% 6/10/42 (d)	5,350,000	5,339,835
Permanent Financing No. 7 PLC floater Series 7 Class
2C, 5.21% 6/10/42 (d)	8,065,000	8,044,522
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 5.21% 6/10/42 (d)	7,165,000	7,163,123
Class 2C, 5.28% 6/10/42 (d)	9,945,000	9,942,384
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.2105% 6/10/42 (a)(d)	3,105,000	3,104,416
Class 2C, 5.2905% 6/10/42 (a)(d)	5,665,000	5,663,935
Class 3C, 5.4105% 6/10/42 (a)(d)	4,880,000	4,879,078
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	3,529,472	3,537,506
Series 2005-AR5 Class 1A1, 4.8502% 9/19/35 (d) .	4,559,585	4,510,720

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 6.4981% 3/10/35 (a)(d)	$ 5,421,889	$ 5,451,075
Class B5, 7.0481% 3/10/35 (a)(d)	5,611,146	5,723,526
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.3181% 11/25/34 (d)	1,074,061	1,080,969
Series 2003-RP2 Class A1, 5.2681% 6/25/33 (a)(d) .	2,691,645	2,702,579
Resmae Mortgage Loan Trust floater Series 2006-1 Class
A2A, 4.8938% 2/25/36 (a)(b)(d)	9,530,000	9,530,000
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)	7,134,609	7,136,084
Series 2003-7 Class A2, 4.925% 1/20/34 (d)	5,663,590	5,660,891
Series 2004-1 Class A, 5.02% 2/20/34 (d)	3,446,981	3,442,192
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	6,246,674	6,245,306
Series 2004-3 Class A, 4.61% 5/20/34 (d)	6,362,605	6,365,232
Series 2004-4 Class A, 4.62% 5/20/34 (d)	8,008,810	8,002,187
Series 2004-5 Class A3, 4.86% 6/20/34 (d)	5,563,904	5,563,904
Series 2004-6:
Class A3A, 4.9644% 6/20/35 (d)	4,851,538	4,847,743
Class A3B, 5.1069% 7/20/34 (d)	606,442	606,216
Series 2004-7:
Class A3A, 5.265% 8/20/34 (d)	4,621,523	4,619,613
Class A3B, 5.49% 7/20/34 (d)	831,619	833,309
Series 2004-8 Class A2, 5.31% 9/20/34 (d)	8,236,587	8,245,257
Series 2005-1 Class A2, 4.97% 2/20/35 (d)	4,857,139	4,852,078
Series 2005-2 Class A2, 5.19% 3/20/35 (d)	7,648,952	7,646,506
Series 2005-3 Class A1, 4.9763% 5/20/35 (d)	6,212,639	6,207,915
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 5.1281% 7/25/35 (d)	9,253,561	9,287,597
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 5.2181% 9/25/33 (a)(d)	1,608,538	1,609,401
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.1881% 9/25/34 (d)	17,147,973	17,222,848
Series 2005-3 Class A4, 5.0881% 10/25/35 (d)	16,754,266	16,721,202
Wachovia Mortgage Loan Trust LLC Series 2005-B Class
2A4, 5.1893% 10/20/35 (d)	1,720,000	1,697,509
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.0181%
8/25/45 (d)	11,838,968	11,828,690
Series 2005-AR13 Class A1C1, 5.0081%
10/25/45 (d)	20,624,765	20,604,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
Private Sponsor continued
WAMU Mortgage pass thru certificates floater: -
continued
Series 2005-AR17 Class A1C1, 5.0081%
12/25/45 (d)	$ 9,812,918	$ 9,807,496
Series 2005-AR19 Class A1C1, 5.0081%
12/25/45 (d)	15,835,897	15,835,772
Series 2005 AR6 Class 2A 1A, 5.0481% 4/25/45 (d)	4,806,342	4,805,337
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6806% 8/25/34 (d)	15,072,130	14,964,091
Series 2005-AR12 Class 2A1, 4.3204% 7/25/35 (d)	22,829,922	22,414,890

TOTAL PRIVATE SPONSOR		861,986,985
U.S. Government Agency 8.9%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.2763% 11/18/30 (d)	761,856	768,477
Series 2000-40 Class FA, 5.3181% 7/25/30 (d)	1,956,419	1,964,734
Series 2002-89 Class F, 5.1181% 1/25/33 (d)	2,752,806	2,756,071
planned amortization class Series 2003-24 CLass PB,
4.5% 12/25/12	18,813,618	18,650,767
target amortization class Series G94-2 Class D, 6.45%
1/25/24	3,642,199	3,692,475
Fannie Mae Grantor Trust floater Series 2005-90 Class
FG, 5.0681% 10/25/35 (d)	47,311,935	47,140,197
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 5.1763% 8/18/31 (d)	2,006,210	2,015,222
Series 2001-38 Class QF, 5.7981% 8/25/31 (d)	7,947,030	8,133,264
Series 2001-44 Class FB, 5.1181% 9/25/31 (d)	1,788,982	1,795,399
Series 2001-46 Class F, 5.1763% 9/18/31 (d)	5,152,267	5,186,968
Series 2002-11 Class QF, 5.3181% 3/25/32 (d)	3,586,281	3,619,678
Series 2002-36 Class FT, 5.3181% 6/25/32 (d)	1,222,924	1,235,180
Series 2002-64 Class FE, 5.1263% 10/18/32 (d)	1,765,789	1,776,013
Series 2002-65 Class FA, 5.1181% 10/25/17 (d)	1,623,025	1,626,248
Series 2002-74 Class FV, 5.2681% 11/25/32 (d)	6,829,703	6,889,322
Series 2002-77 Class FY, 5.2181% 12/25/17 (d)	21,753,029	21,920,436
Series 2003-11:
Class DF, 5.2681% 2/25/33 (d)	2,414,492	2,435,519
Class EF, 5.2681% 2/25/33 (d)	1,461,909	1,468,091
Series 2003-119 Class FK, 5.3181% 5/25/18 (d)	2,500,000	2,528,015

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2003-131 Class FM, 5.2181% 12/25/29 (d)	$ 2,994,749	$ 3,005,879
Series 2003-15 Class WF, 5.1681% 8/25/17 (d)	4,824,454	4,844,417
Series 2003-63 Class F1, 5.1181% 11/25/27 (d) .	4,640,760	4,645,032
Series 2005-45 Class XA, 5.1581% 6/25/35 (d)	68,767,169	68,609,775
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	855,719	852,932
Series 2002-16 Class QD, 5.5% 6/25/14	60,692	60,516
Series 2002-28 Class PJ, 6.5% 3/25/31	1,365,855	1,361,675
Series 2002-8 Class PD, 6.5% 7/25/30	221,156	220,392
Series 2005-72 Class FG, 5.0681% 5/25/35 (d)	49,893,260	49,712,936
Freddie Mac:
floater:
Series 2344 Class FP, 5.6988% 8/15/31 (d)	5,340,041	5,436,984
Series 2510 Class FE, 5.1488% 10/15/32 (d)	5,087,518	5,123,117
Series 3028 Class FM, 4.9988% 9/15/35 (d)	25,235,751	25,143,462
Series 3033 Class TF, 0% 9/15/35 (d)	854,545	802,071
planned amortization class Series 2353 Class PC,
6.5% 9/15/15	240,194	239,708
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.9488% 7/15/31 (d)	4,459,131	4,421,929
Freddie Mac Multi class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.3488% 6/15/29 (d)	937,156	943,031
Series 2406:
Class FP, 5.7288% 1/15/32 (d)	9,106,556	9,297,554
Class PF, 5.7288% 12/15/31 (d)	8,125,000	8,337,557
Series 2410 Class PF, 5.7288% 2/15/32 (d)	18,157,706	18,630,201
Series 2412 Class GF, 5.6988% 2/15/32 (d)	4,470,374	4,581,288
Series 2453 Class NF, 5.1488% 2/15/17 (d)	18,071,288	18,154,820
Series 2474 Class FJ, 5.0988% 7/15/17 (d)	3,726,582	3,733,434
Series 2526 Class FC, 5.1488% 11/15/32 (d)	2,400,966	2,411,156
Series 2538 Class FB, 5.1488% 12/15/32 (d)	5,487,274	5,515,543
Series 2551 Class FH, 5.1988% 1/15/33 (d)	2,312,928	2,322,535
Series 2553 Class FB, 5.2488% 3/15/29 (d)	21,880,000	22,002,493
Series 2554 Class FJ, 5.1988% 3/15/28 (d)	9,445,080	9,489,722
Series 2577 Class FW, 5.2488% 1/15/30 (d)	15,611,264	15,702,746
Series 2861:
Class GF, 5.0488% 1/15/21 (d)	4,118,432	4,121,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Collateralized Mortgage Obligations continued
	Principal Amount	Value (Note 1)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
floater:
Series 2861:
Class JF, 5.0488% 4/15/17 (d)	$ 6,203,380	$ 6,212,743
Series 2994 Class FB, 4.8988% 6/15/20 (d)	5,699,603	5,684,028
Series 3066 Class HF, 0% 1/15/34 (d)	560,977	575,865
Series 3071 Class TF, 5.0488% 4/15/35 (d)	49,485,486	49,343,175
Series 3094 Class UF, 0% 9/15/34 (d)	1,529,140	1,499,204
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,365,276	10,362,695
Series 2395 Class PE, 6% 2/15/30	2,008,840	2,009,532
Series 2398 Class DK, 6.5% 1/15/31	5,860	5,848
Series 2461 Class PG, 6.5% 1/15/31	493,595	493,187
Series 2650 Class FV, 5.1488% 12/15/32 (d)	23,395,279	23,475,677
Series 2776 Class UJ, 4.5% 5/15/20 (e)	5,261,113	176,045
Series 2828 Class JA, 4.5% 1/15/10	7,937,979	7,896,650
Series 3013 Class AF, 4.9988% 5/15/35 (d)	78,964,503	78,675,138
sequential pay:
Series 2608 Class FJ, 5.1488% 3/15/17 (d)	14,051,546	14,120,548
Series 2638 Class FA, 5.1488% 11/15/16 (d)	12,969,612	13,022,589
Series 2644 Class EF, 5.0988% 2/15/18 (d)	14,557,097	14,602,593
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 5.0988% 5/16/23 (d)	2,399,041	2,412,406
Series 2001-50 Class FV, 4.9488% 9/16/27 (d)	7,564,093	7,562,743
Series 2002-24 Class FX, 5.2988% 4/16/32 (d)	2,042,694	2,062,662
Series 2002-31 Class FW, 5.1488% 6/16/31 (d)	2,783,186	2,801,673
Series 2002-5 Class KF, 5.1488% 8/16/26 (d)	185,796	185,682

TOTAL U.S. GOVERNMENT AGENCY		678,507,341

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,541,434,185)		1,540,494,326

Commercial Mortgage Securities 6.2%

Banc of America Large Loan, Inc.:
floater:
Series 2003 BBA2 Class A3, 5.0688% 11/15/15 (a)(d)	5,038,226	5,043,821
Series 2005-BBA6:
Class B, 4.9588% 1/15/19 (a)(d)	2,800,000	2,799,756
Class C, 4.9988% 1/15/19 (a)(d)	2,857,948	2,857,507

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: – continued
floater:
Series 2005-BBA6:
Class D, 5.0488% 1/15/19 (a)(d)	$ 2,800,000	$ 2,799,756
Class E, 5.0888% 1/15/19 (a)(d)	1,750,000	1,749,847
Class F, 5.1388% 1/15/19 (a)(d)	1,170,000	1,169,898
Class G, 5.1688% 1/15/19 (a)(d)	915,000	914,920
Series 2005-BOCA:
Class H, 5.6988% 12/15/16 (a)(d)	2,065,000	2,068,939
Class J, 5.8488% 12/15/16 (a)(d)	1,020,000	1,022,016
Class K, 6.0988% 12/15/16 (a)(d)	6,659,000	6,672,146
Series 2006-ESH:
Class A, 5.6% 7/14/11 (a)(d)	7,442,985	7,412,496
Class B, 5.7% 7/14/11 (a)(d)	3,700,812	3,685,670
Class C, 5.85% 7/14/11 (a)(d)	7,411,773	7,381,497
Class D, 6.48% 7/14/11 (a)(d)	4,320,039	4,305,402
Series 2006 LAQ:
Class H, 5.6025% 2/9/21 (b)(d)	3,495,000	3,495,000
Class J, 5.6925% 2/9/21 (b)(d)	2,525,000	2,525,000
Class K, 5.9225% 2/9/21 (b)(d)	6,990,000	6,990,000
Bank of America Large Loan, Inc.:
floater:
Series 2005 ESHA:
Class F, 5.49% 7/14/08 (a)(d)	6,395,000	6,419,291
Class G, 5.62% 7/14/08 (a)(d)	4,355,000	4,371,515
Class H, 5.84% 7/14/08 (a)(d)	5,365,000	5,385,289
Series 2005-MIB1:
Class B, 5.0088% 3/15/22 (a)(d)	3,930,000	3,928,726
Class C, 5.0588% 3/15/22 (a)(d)	1,660,000	1,658,867
Class D, 5.1088% 3/15/22 (a)(d)	1,680,000	1,678,831
Class E, 5.1488% 3/15/22 (a)(d)	3,205,000	3,202,765
Class F, 5.2188% 3/15/22 (a)(d)	1,635,000	1,633,860
Class G, 5.2788% 3/15/22 (a)(d)	1,060,000	1,059,262
Series 2005 ESHA Class X1, 0.9161% 7/14/20 (a)(d)(e)	334,645,000	3,708,235
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.3981% 8/25/33 (a)(d)	5,281,428	5,344,171
Series 2003-2:
Class A, 5.3981% 12/25/33 (a)(d)	11,330,843	11,373,334
Class M1, 5.6681% 12/25/33 (a)(d)	1,843,913	1,853,132
Series 2004-1:
Class A, 5.1781% 4/25/34 (a)(d)	5,487,703	5,494,562
Class B, 6.7181% 4/25/34 (a)(d)	570,151	575,496
Class M1, 5.3781% 4/25/34 (a)(d)	498,882	500,129
Class M2, 6.0181% 4/25/34 (a)(d)	427,613	431,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Commercial Mortgage Securities continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 5.2481% 8/25/34 (a)(d)	$ 5,667,951	$ 5,685,663
Class M1, 5.3981% 8/25/34 (a)(d)	1,827,592	1,837,872
Series 2004-3:
Class A1, 5.1881% 1/25/35 (a)(d)	5,972,712	5,987,644
Class A2, 5.2381% 1/25/35 (a)(d)	830,120	831,158
Class M1, 5.3181% 1/25/35 (a)(d)	995,452	997,319
Class M2, 5.8181% 1/25/35 (a)(d)	649,208	656,106
Series 2005-2A:
Class M1, 5.2481% 8/25/35 (a)(d)	1,244,945	1,247,461
Class M2, 5.2981% 8/25/35 (a)(d)	2,049,372	2,055,577
Class M3, 5.3181% 8/25/35 (a)(d)	1,134,816	1,138,249
Class M4, 5.4281% 8/25/35 (a)(d)	1,043,839	1,046,982
Series 2005-3A:
Class A1, 5.1381% 11/25/35 (a)(d)	6,248,216	6,270,674
Class M1, 5.2581% 11/25/35 (a)(d)	879,342	881,585
Class M2, 5.3081% 11/25/35 (a)(d)	1,235,965	1,240,373
Class M3, 5.3281% 11/25/35 (a)(d)	1,104,063	1,107,997
Class M4, 5.4181% 11/25/35 (a)(d)	1,377,636	1,381,124
Series 2005-4A:
Class A2, 5.2081% 1/25/36 (a)(d)	9,107,193	9,112,885
Class B1, 6.2181% 1/25/36 (a)(d)	761,243	768,855
Class M1, 5.2681% 1/25/36 (a)(d)	2,969,737	2,977,161
Class M2, 5.2881% 1/25/36 (a)(d)	890,921	893,705
Class M3, 5.3181% 1/25/36 (a)(d)	1,254,219	1,258,138
Class M4, 5.4281% 1/25/36 (a)(d)	692,939	695,537
Class M5, 5.4681% 1/25/36 (a)(d)	692,939	695,537
Class M6, 5.5181% 1/25/36 (a)(d)	692,939	695,537
Series 2006-1:
Class A2, 5.1781% 3/25/36 (a)(d)	3,228,583	3,228,583
Class M1, 5.1981% 3/25/36 (a)(d)	986,512	986,512
Class M2, 5.2181% 3/25/36 (a)(d)	1,042,314	1,042,314
Class M3, 5.2381% 3/25/36 (a)(d)	896,829	896,829
Class M4, 5.3381% 3/25/36 (a)(d)	508,203	508,203
Class M5, 5.3781% 3/25/36 (a)(d)	493,256	493,256
Class M6, 5.4581% 3/25/36 (a)(d)	1,086,159	1,086,159
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 6.34% 4/14/15 (a)(d)	1,344,296	1,354,212
Class KFCM, 6.59% 4/14/15 (a)(d)	1,436,661	1,447,811
Class LFCM, 6.99% 4/14/15 (a)(d)	1,601,905	1,602,628

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2003 BA1A:
Class MFCM, 7.29% 4/14/15 (a)(d)	$ 2,218,251	$ 2,219,251
Series 2004-BBA3 Class E, 5.4488% 6/15/17 (a)(d) .	10,415,000	10,437,991
COMM floater:
Series 2001-FL5A Class E, 6.2488% 11/15/13 (a)(d)	2,822,712	2,822,712
Series 2002-FL6:
Class F, 6.1988% 6/14/14 (a)(d)	8,218,856	8,218,856
Class G, 6.6488% 6/14/14 (a)(d)	5,000,000	5,000,000
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.1988% 7/15/16 (a)(d)	191,124	191,191
Class D, 5.2988% 7/15/16 (a)(d)	434,929	435,086
Class E, 5.4988% 7/15/16 (a)(d)	310,815	310,966
Class F, 5.5488% 7/15/16 (a)(d)	329,139	329,460
Class H, 6.0488% 7/15/16 (a)(d)	952,525	954,104
Class J, 6.1988% 7/15/16 (a)(d)	365,104	365,395
Class K, 7.0988% 7/15/16 (a)(d)	411,331	411,901
Series 2005-F10A:
Class B, 4.9788% 4/15/17 (a)(d)	7,080,000	7,078,188
Class C, 5.0188% 4/15/17 (a)(d)	3,006,000	3,004,474
Class D, 5.0588% 4/15/17 (a)(d)	2,440,000	2,438,992
Class E, 5.1188% 4/15/17 (a)(d)	1,821,000	1,820,248
Class F, 5.1588% 4/15/17 (a)(d)	1,035,000	1,034,865
Class G, 5.2988% 4/15/17 (a)(d)	1,035,000	1,035,267
Class H, 5.3688% 4/15/17 (a)(d)	1,035,000	1,035,468
Class I, 5.5988% 4/15/17 (a)(d)	335,000	334,790
Class MOA3, 5.0488% 3/15/20 (a)(d)	4,590,000	4,589,836
Series 2005-FL11:
Class B, 4.9988% 11/15/17 (a)(d)	2,999,446	2,998,958
Class C, 5.0488% 11/15/17 (a)(d)	6,188,856	6,186,516
Class D, 5.0888% 11/15/17 (a)(d)	1,064,803	1,065,012
Class E, 5.1388% 11/15/17 (a)(d)	1,634,698	1,634,080
Class F, 5.1988% 11/15/17 (a)(d)	1,484,726	1,484,590
Class G, 5.2488% 11/15/17 (a)(d)	2,379,560	2,378,661
Series 2006-CN2A Class AJFL, 4.9206%
2/5/19 (a)(d)	8,865,000	8,865,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 5.1988% 5/15/14 (a)(d) .	7,876,194	7,880,585
Series 2004-HC1:
Class A2, 5.2488% 12/15/21 (a)(d)	1,475,000	1,474,994
Class B, 5.4988% 12/15/21 (a)(d)	3,835,000	3,834,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Commercial Mortgage Securities continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-TF2A Class E, 5.1688%
11/15/19 (a)(d)	$ 4,450,000	$ 4,454,135
Series 2004-TFL1:
Class A2, 4.9388% 2/15/14 (a)(d)	1,242,287	1,242,240
Class E, 5.2988% 2/15/14 (a)(d)	2,800,000	2,804,845
Class F, 5.3488% 2/15/14 (a)(d)	2,325,000	2,329,401
Class G, 5.5988% 2/15/14 (a)(d)	1,875,000	1,880,453
Class H, 5.8488% 2/15/14 (a)(d)	1,400,000	1,404,346
Class J, 6.1488% 2/15/14 (a)(d)	750,000	751,955
Series 2005-CN2A Class A1J, 5.0788%
11/15/19 (a)(d)	17,835,000	17,838,904
Series 2005-TF2A Class F, 5.2488%
11/15/19 (a)(d)	1,540,000	1,543,740
Series 2005-TF3A Class A2, 5.0288%
11/15/20 (a)(d)	22,225,000	22,224,911
Series 2005-TFLA:
Class C, 4.9888% 2/15/20 (a)(d)	5,650,000	5,654,083
Class E, 5.0788% 2/15/20 (a)(d)	3,955,000	3,958,636
Class F, 5.1288% 2/15/20 (a)(d)	1,745,000	1,745,997
Class G, 5.2688% 2/15/20 (a)(d)	505,000	505,492
Class H, 5.4988% 2/15/20 (a)(d)	715,000	715,695
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	13,062	13,051
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24%
5/15/06 (a)	4,400,000	4,409,485
Series 174:
Class B1, 7.33% 5/15/06 (a)	1,200,000	1,202,630
Class C1, 7.52% 5/15/06 (a)	2,500,000	2,505,722
Class D1, 7.77% 5/15/06 (a)	7,100,000	7,114,518
Greenwich Capital Commercial Funding Corp. floater
Series 2005-FL3A:
Class H AON:
5.6606% 10/5/20 (a)(d)	1,495,000	1,495,000
5.9106% 10/5/20 (a)(d)	1,775,000	1,775,000
Class M AON, 6.1606% 10/5/20 (a)(d)	1,770,000	1,770,000
Class N AON, 6.5106% 10/5/20 (a)(d)	4,545,144	4,545,144
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.8206% 11/6/19 (a)(d)	1,089,602	1,089,593
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 5.1388% 12/16/14 (a)(d)	8,045,299	8,045,968

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Investments continued

Commercial Mortgage Securities continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater: – continued
Series 2003 LLFA:
Class B, 5.3488% 12/16/14 (a)(d)	$ 4,615,000	$ 4,615,562
Class C, 5.4488% 12/16/14 (a)(d)	4,982,000	4,982,799
Series 2005-LLFA Class FAIR, 6.3988%
7/15/18 (a)(d)	4,360,000	4,372,174
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.9588% 8/15/19 (a)(d)	6,705,000	6,699,793
Class C, 4.9888% 8/15/19 (a)(d)	525,000	524,248
Class D, 5.0088% 8/15/19 (a)(d)	1,915,000	1,909,749
Class E, 5.0288% 8/15/19 (a)(d)	1,745,000	1,744,027
Class F, 5.0688% 8/15/19 (a)(d)	1,220,000	1,217,721
Class G, 5.1188% 8/15/19 (a)(d)	870,000	869,135
Class H, 5.1388% 8/15/19 (a)(d)	695,000	694,461
Class J, 5.2088% 8/15/19 (a)(d)	525,000	524,479
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.8106% 8/5/14 (a)(d)	4,654,375	4,654,349
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 5.0888% 5/15/09 (a)(d)	18,000,000	18,000,000
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 5.2894% 3/24/18 (a)(d)	6,091,790	6,091,790
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 5.0988% 1/15/18 (a)(d)	1,745,000	1,745,613
Class KHP2, 5.2988% 1/15/18 (a)(d)	1,745,000	1,746,215
Class KHP3, 5.5988% 1/15/18 (a)(d)	2,060,000	2,061,068
Class KHP4, 5.6988% 1/15/18 (a)(d)	1,600,000	1,600,828
Class KHP5, 5.8988% 1/15/18 (a)(d)	1,855,000	1,854,681
Series 2005-WL6A:
Class A2, 4.9988% 10/15/17 (a)(d)	7,695,000	7,695,365
Class AP, 6.0488% 10/15/17 (a)(d)	10,000,000	10,007,900
Class B, 5.0488% 10/15/17 (a)(d)	1,540,000	1,540,073
Class D, 5.1788% 10/15/17 (a)(d)	3,090,000	3,089,711
Series 2005-WL6A Class X1A, 0.754%
10/15/17 (a)(e)	709,494,253	3,760,319
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $470,126,081)		470,518,097

Certificates of Deposit 8.3%

BNP Paribas SA yankee 5.045% 2/21/07	96,000,000	95,828,419
Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,886,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Certificates of Deposit continued
	Principal Amount	Value (Note 1)
Credit Industriel et Commercial yankee 4.535%
10/17/06	$ 30,000,000	$ 29,890,590
Deutsche Bank AG yankee 5.045% 2/21/07	96,000,000	95,828,419
HBOS Treasury Services PLC yankee 5.04% 2/21/07	96,000,000	95,832,605
Rabobank Nederland Coop. Central yankee 5.01%
2/14/07	94,400,000	94,205,385
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	96,000,000	95,824,320
Societe Generale euro 5.05% 2/21/07	96,000,000	95,834,914
TOTAL CERTIFICATES OF DEPOSIT
(Cost $634,372,190)		633,131,132

Cash Equivalents 25.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations), in a joint trading
account at 4.86%, dated 3/31/06 due 4/3/06 (i)	$1,440,695,244	1,440,112,000
With:
Goldman Sachs & Co. at 4.98%, dated 2/22/06 due
5/23/06 (Collateralized by Equity Securities valued
at $341,250,079) (d)(f)	329,046,250	324,991,225
Merrill Lynch, Pierce, Fenner & Smith at 4.92%, dated
3/31/06 due 4/3/06 (Collateralized by Mortgage
Loan Obligations valued at $166,950,425, 4.41%–
6.92%, 3/25/18 – 3/25/36)	159,065,124	159,000,000
TOTAL CASH EQUIVALENTS
(Cost $1,924,112,000)		1,924,103,225

TOTAL INVESTMENT PORTFOLIO 95.1%
(Cost $7,239,236,955)		7,241,660,603

NET OTHER ASSETS – 4.9%		372,757,749

NET ASSETS 100%		$7,614,418,352

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Investments continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Appreciation/
			(Depreciation)
Purchased

Eurodollar Contracts
196 Eurodollar 90 Day Index Contracts	June 2006	$ 193,449,550	$ (58,234)
128 Eurodollar 90 Day Index Contracts	Sept. 2006	126,315,200	(22,912)

TOTAL EURODOLLAR CONTRACTS			(81,146)
Sold

Eurodollar Contracts
43 Eurodollar 90 Day Index Contracts	Dec. 2006	42,435,087	90,365
41 Eurodollar 90 Day Index Contracts	March 2007	40,466,488	80,524
34 Eurodollar 90 Day Index Contracts	June 2007	33,560,975	57,814
24 Eurodollar 90 Day Index Contracts	Sept. 2007	23,691,600	41,604
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,743,000	34,620
20 Eurodollar 90 Day Index Contracts	March 2008	19,742,750	33,870
13 Eurodollar 90 Day Index Contracts	June 2008	12,832,300	26,548
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,844,600	24,402
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,934,813	8,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,960,775	4,813

TOTAL EURODOLLAR CONTRACTS			402,603

			$ 321,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

56

Swap Agreements

	Expiration	Notional Amount	Value
	Date

Credit Default Swaps
Receive monthly notional amount multi-
plied by 2.5% and pay Credit Suisse
First Boston upon default event of
Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R11 Class M9, 8.03%
11/25/34.	Dec. 2034	$ 3,000,000	$ 10,212
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp.
6.5% 11/15/13, and pay quarterly
notional amount multiplied by .8%	June 2007	14,000,000	(107,940)
Receive quarterly notional amount
multiplied by .20% and pay Merrill
Lynch, Inc. upon default event of
American Transmission Co. LLC, par
value of the notional amount of
American Transmission Co. LLC 7.125%
3/15/11	May 2007	10,555,000	13,194
Receive quarterly notional amount
multiplied by .26% and pay Morgan
Stanley, Inc. upon default event of
Amareda Hess Corp., par value of the
notional amount of Amareda Hess
Corp. 6.65% 8/15/11	March 2007	12,850,000	11,565
Receive quarterly notional amount
multiplied by .28% and pay Morgan
Stanley, Inc. upon defualt event of
Amerada Hess Corp., par value of the
notional amount of Amerada Hess
6.65% 8/15/11	March 2007	16,000,000	17,440
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU
Energy Co. LLC, par value of the
notional amount of TXU Energy Co. LLC
7% 3/15/13	Sept. 2008	13,540,000	3,385
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU
Energy, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Dec. 2008	10,650,000	102,666

TOTAL CREDIT DEFAULT SWAPS		80,595,000	50,522

See accompanying notes which are an integral part of the financial statements.

	57		Semiannual Report

Investments continued

Swap Agreements continued

	Expiration	Notional Amount	Value
	Date

Total Return Swaps
Receive monthly notional amount multi-
plied by the nominal spread appreci-
ation of the Lehman Brothers CMBS
U.S. Aggregate Index adjusted by a
modified duration factor plus 20 basis
points and pay monthly notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank.	May 2006	$ 35,100,000	$ 50,180
Receive monthly notional amount multi-
plied by the nominal spread appreci-
ation of the Lehman Brothers CMBS
U.S. Aggregate Index adjusted by a
modified duration factor plus 30 basis
points and pay monthly notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank.	April 2006	67,500,000	118,204
Receive monthly notional amount multi-
plied by the nominal spread appreci-
ation of the Lehman Brothers CMBS
U.S. Aggregate Index adjusted by a
modified duration factor plus 15 basis
points and pay monthly notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank.	April 2006	48,200,000	78,549
Receive monthly notional amount multi-
plied by the nominal spread appreci-
ation of the Lehman Brothers CMBS
U.S. Aggregate Index adjusted by a
modified duration factor plus 15 basis
points and pay monthly notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Lehman Brothers, Inc.	July 2006	35,100,000	56,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Swap Agreements continued

	Expiration	Notional Amount	Value
	Date

Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA
Home Equity Index and pay monthly a
floating rate based on 1-month LIBOR
with Lehman Brothers, Inc.	May 2006	$ 34,600,000	$ 36,278
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA
Home Equity Index and pay monthly a
floating rate based on 1-month LIBOR
with Lehman Brothers, Inc.	June 2006	35,000,000	36,698

TOTAL TOTAL RETURN SWAPS		255,500,000	375,959

		$ 336,095,000	$ 426,481

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $761,281,659
or 10.0% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $975,537.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $17,743,793
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
4.72% 10/16/06	12/14/05	$17,585,000

(h) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Investments continued

(i) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$1,440,112,000 due
4/3/06 at 4.86%
Bank of America,
National Association	$ 136,950,791
Bank of America
Securities LLC	263,630,273
Barclays Capital Inc.	596,987,876
Bear Stearns & Co. Inc. .	85,594,244
Goldman, Sachs & Co.	219,998,025
UBS Securities LLC	136,950,791
$ 1,440,112,000

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.7%
United Kingdom	7.4%
France	3.3%
Netherlands	1.3%
Germany	1.3%
Others (individually less than 1%) .	1.0%
100.0%

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 60

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $1,924,103,225) See
accompanying schedule:
Unaffiliated issuers (cost $7,239,236,955)		$ 7,241,660,603
Cash		2,382,592
Receivable for swap agreements		5,625
Receivable for fund shares sold		434,956,249
Interest receivable		19,059,975
Swap agreements, at value		426,481
Prepaid expenses		22,396
Other receivables		37,285
Total assets		7,698,551,206

Liabilities
Payable for investments purchased
Regular delivery	$ 6,806,412
Delayed delivery	46,778,130
Distributions payable	30,451,661
Payable for daily variation on futures contracts	25
Other payables and accrued expenses	96,626
Total liabilities		84,132,854

Net Assets		$ 7,614,418,352
Net Assets consist of:
Paid in capital		$ 7,614,285,933
Undistributed net investment income		246,077
Accumulated undistributed net realized gain (loss) on
investments		(3,285,244)
Net unrealized appreciation (depreciation) on
investments		3,171,586
Net Assets, for 76,548,816 shares outstanding		$ 7,614,418,352
Net Asset Value, offering price and redemption price per
share ($7,614,418,352 ÷ 76,548,816 shares)		$ 99.47

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended March 31, 2006

Investment Income
Interest (including $174,355 from affiliated interfund
lending)		$ 162,373,672

Expenses
Independent trustees’ compensation	$ 14,314
Custodian fees and expenses	44,636
Audit	56,844
Legal	7,144
Insurance	18,723
Miscellaneous	1,484
Total expenses before reductions	143,145
Expense reductions	(37,809)	105,336

Net investment income		162,268,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	316,756
Futures contracts	305,682
Swap agreements	965,710
Total net realized gain (loss)		1,588,148
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,139,087)
Futures contracts	65,524
Swap agreements	693,370
Total change in net unrealized appreciation
(depreciation)		(2,380,193)
Net gain (loss)		(792,045)
Net increase (decrease) in net assets resulting from
operations		$ 161,476,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

62

Statement of Changes in Net Assets
	Six months ended	Year ended
	March 31,	September 30,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 162,268,336	$ 190,517,987
Net realized gain (loss)	1,588,148	385,273
Change in net unrealized appreciation (depreciation) .	(2,380,193)	(2,048,042)
Net increase (decrease) in net assets resulting
from operations	161,476,291	188,855,218
Distributions to shareholders from net investment income .	(162,574,587)	(190,697,802)
Share transactions
Proceeds from sales of shares	1,573,948,343	2,273,689,006
Cost of shares redeemed	(618,983,867)	(1,106,997,870)
Net increase (decrease) in net assets resulting from
share transactions	954,964,476	1,166,691,136
Total increase (decrease) in net assets	953,866,180	1,164,848,552

Net Assets
Beginning of period	6,660,552,172	5,495,703,620
End of period (including undistributed net investment
income of $246,077 and undistributed net invest-
ment income of $552,328, respectively)	$ 7,614,418,352	$ 6,660,552,172

Other Information
Shares
Sold	15,823,714	22,848,333
Redeemed	(6,223,387)	(11,123,468)
Net increase (decrease)	9,600,327	11,724,865

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Financial Highlights

	Six months ended
	March 31,	Years ended September 30,
	2006	2005	2004	2003	2002H	2001E,H
Selected Per Share Data
Net asset value,
beginning of
period	$ 99.49	$ 99.52	$ 99.49	$ 99.15	$100.00	$100.00
Income from
Investment
Operations
Net investment
incomeD	2.278	3.167	1.764	1.917	3.022	.900
Net realized
and unreal-
ized gain
(loss)	(.014)	(.059)	—G	.450	(.743)	—G
Total from
investment
operations	2.264	3.108	1.764	2.367	2.279	.900
Distributions from
net investment
income	(2.284)	(3.138)	(1.734)	(2.027)	(3.129)	(.900)
Net asset value,
end of period .	$ 99.47	$ 99.49	$ 99.52	$ 99.49	$ 99.15	$100.00

Total ReturnB,C	2.30%	3.17%	1.79%	2.36%	2.39%	.90%
Ratios to Average Net AssetsF
Expenses before
reductions	0041%A	.0044%	.0034%	.0030%	.0033%	.0189%A
Expenses net of
fee waivers, if
any	0041%A	.0044%	.0034%	.0030%	.0033%	.0189%A
Expenses net of
all reductions	.0030%A	.0039%	.0032%	.0026%	.0021%	.0189%A
Net investment
income	4.60%A	3.18%	1.77%	1.94%	3.05%	4.73%A
Supplemental Data
Net assets, end
of period
(000 omitted)	$7,614,418	$6,660,552	$5,495,704	$4,987,445	$2,232,319	$799,132
Portfolio turn-
over rate	46%A	49%	50%	58%	167%	282%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 16, 2001 (commencement of operations) to September 30, 2001.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.001 per share.
H Per share data has been adjusted for a 1 for 10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

64

Notes to Financial Statements

For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Ultra Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

65 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,845,941
Unrealized depreciation	(5,990,220)
Net unrealized appreciation (depreciation)	$ 2,855,721
Cost for federal income tax purposes	$ 7,238,804,882

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

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2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

67 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,635,156,791 and $996,310,330, respectively.

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4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$ 186,880,000	4.33%

5. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $37,809.

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all outstanding shares of the fund.

69 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments as of March 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2006 and the year ended September 30, 2005, and the financial highlights for the six months ended March 31, 2006 and for each of the five years ended Septem ber 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra Short Central Fund as of March 31, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2006, and the year ended Septem ber 30, 2005 and its financial highlights for the six months ended March 31, 2006, and for each of the five years ended September 30, 2005 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 12, 2006

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Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Albert R. Gamper, Jr.
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Robert M. Gates
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
George H. Heilmeier
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Edward C. Johnson 3d
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000
Stephen P. Jonas
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Ned C. Lautenbach
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

William O. McCoy
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Robert L. Reynolds
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Cornelia M. Small
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

William S. Stavropoulos
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

Kenneth L. Wolfe
Affirmative	672,343,759.36	100.000
Withheld	00	00.000
TOTAL	672,343,759.36	100.000

A Denotes trust-wide proposal and voting results.

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Board Approval of Investment Advisory Contracts and Management Fees

Ultra-Short Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its share holders; and (iv) whether there have been economies of scale in respect of the manage ment of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

72

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

73 Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 15, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 15, 2006